-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-52698) UNDER
                           THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 66


                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940


                                AMENDMENT NO. 68


                         VANGUARD MONEY MARKET RESERVES
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000


                              HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

              IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE:
  ON DECEMBER 23, 2005, PURSUANT TO RULE 485(B) OF THE SECURITIES ACT OF 1933.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                 VANGUARD(R) MONEY MARKET FUNDS


                        Investor Shares . December 23, 2005

This prospectus
contains financial data
for the Funds through
the fiscal year ended
August 31, 2005.


[MONEY MARKET]

[prospectus]

[graphic appears here]

                                                VANGUARD PRIME MONEY MARKET FUND


                                              VANGUARD FEDERAL MONEY MARKET FUND


                                             VANGUARD TREASURY MONEY MARKET FUND


                                     VANGUARD ADMIRAL TREASURY MONEY MARKET FUND











NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     [THE VANGUARD GROUP (R) LOGO]

VANGUARD MONEY MARKET FUNDS
Prospectus

December 23, 2005

--------------------------------------------------------------------------------
CONTENTS

   1 VANGUARD FUND PROFILES
    1 Prime Money Market Fund
    3 Federal Money Market Fund
    6 Treasury Money Market Fund
    8 Admiral Treasury Money Market Fund
  11 MORE ON THE FUNDS
  15 THE FUNDS AND VANGUARD
  16 INVESTMENT ADVISOR
  17 DIVIDENDS AND TAXES
  18 SHARE PRICE
  18 FINANCIAL HIGHLIGHTS
  21 INVESTING WITH VANGUARD
   21 Buying Shares
   24 Converting Shares
   24 Redeeming Shares
   27 Exchanging Shares
   27 Other Rules You Should Know
   30 Fund and Account Updates
   31 Contacting Vanguard
 GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW

This prospectus offers Investor Shares for all the Funds. A separate prospectus offers Institutional Shares of Vanguard Prime Money Market Fund. Institutional Shares are for investors who generally do not require special employee benefit plan services and who invest a minimum of $5 million.

The Prime Money Market Fund's separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

1


FUND PROFILE--VANGUARD PRIME MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

-Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

-Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
-Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests only in securities that are considered to be of high quality.
-Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund will invest more than 25% of its assets in securities of companies in the financial services industry, the Fund's performance will depend to a greater extent on the overall condition of that industry.


 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Investor Shares compare with those of a relevant money market index and an average money market fund. Keep in mind that the Fund's past returns do not indicate how the Fund will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
                        [BAR CHART: SCALE -2% TO 10%
                               1995     5.82%
                               1996     5.29
                               1997     5.44
                               1998     5.38
                               1999     5.01
                               2000     6.29
                               2001     4.17
                               2002     1.65
                               2003     0.90
                               2004     1.11
              ----------------------------------------------------
              The year-to-date return as of the most recent calendar quarter, which ended September 30, 2005, was 2.04%.
              ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.61% (quarter ended September 30, 2000), and the lowest return for a quarter was 0.19% (quarter ended March 31, 2004).

-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Vanguard Prime Money Market Fund Investor Shares     1.11%    2.80%       4.09%
Comparative Benchmarks
 Citigroup 3-Month U.S. Treasury Bill Index
 (reflects no deduction for fees or expenses)        1.24     2.79        3.99
 Average Money Market Fund*                          0.60     2.22        3.54
-------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
-------------------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in the investment performance figures included in the prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2005.


SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                               None
Purchase Fee:                                                           None
Sales Charge (Load) Imposed on Reinvested Dividends:                    None
Redemption Fee:                                                         None*
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                   0.28%
12b-1 Distribution Fee:                                                 None
Other Expenses:                                                        0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                                 0.30%
*A $5 fee applies to wire redemptions under $5,000.

3

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


               --------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               --------------------------------------------------
                   $31          $97       $169          $381
               --------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the first        $3,000
business day of each month
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISOR                                 VangPr
The Vanguard Group, Valley Forge, Pa.,
since 1981                                         VANGUARD FUND NUMBER
                                                   30
INCEPTION DATE
June 4, 1975                                       CUSIP NUMBER
                                                   922906201
NET ASSETS (ALL SHARE CLASSES) AS OF
AUGUST 31, 2005                                    TICKER SYMBOL
$52.2 billion                                      VMMXX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD FEDERAL MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

-Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

-Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
-Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests only in securities that are considered to be of high quality.


 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average government money market fund. Keep in mind that the Fund's past returns do not indicate how the Fund will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                        [BAR CHART: SCALE -2% TO 10%]
                               1995     5.77%
                               1996     5.24
                               1997     5.38
                               1998     5.31
                               1999     4.94
                               2000     6.19
                               2001     4.22
                               2002     1.64
                               2003     0.89
                               2004     1.08
              ----------------------------------------------------
              The year-to-date return as of the most recent calendar quarter, which ended September 30, 2005, was 2.01%.
              ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.18% (quarter ended March 31, 2004).

5


-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Vanguard Federal Money Market Fund                   1.08%    2.78%       4.05%
Comparative Benchmarks
 Citigroup 3-Month U.S. Treasury Bill Index
 (reflects no deduction for fees or expenses)        1.24     2.79        3.99
 Average Government Money Market Fund*               0.63     2.26        3.55
-------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
-------------------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in the investment performance figures included in the prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2005.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                               None
Purchase Fee:                                                           None
Sales Charge (Load) Imposed on Reinvested Dividends:                    None
Redemption Fee:                                                         None*
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                   0.28%
12b-1 Distribution Fee:                                                 None
Other Expenses:                                                        0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                                 0.30%
*A $5 fee applies to wire redemptions under $5,000.


 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


               --------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               --------------------------------------------------
                   $31          $97       $169          $381
               --------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the first        $3,000
business day of each month
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISOR                                 VangFdl
The Vanguard Group, Valley Forge, Pa.,
since inception                                    VANGUARD FUND NUMBER
                                                   33
INCEPTION DATE
July 13, 1981                                      CUSIP NUMBER
                                                   922906300
NET ASSETS AS OF AUGUST 31, 2005
$5.5 billion                                       TICKER SYMBOL
                                                   VMFXX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD TREASURY MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. governmental agencies. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

-Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

-Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of average Treasury money market funds. Keep in mind that the Fund's past returns do not indicate how the Fund will perform in the future.

7


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                          [BAR CHART: SCALE -2% TO 10%]
                                1995     5.49%
                                1996     5.09
                                1997     5.12
                                1998     5.00
                                1999     4.55
                                2000     5.80
                                2001     3.99
                                2002     1.51
                                2003     0.82
                                2004     1.00
              ----------------------------------------------------
              The year-to-date return as of the most recent calendar quarter, which ended September 30, 2005, was 1.88%.
              ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 30, 2000), and the lowest return for a quarter was 0.17% (quarter ended March 31, 2004).

-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Vanguard Treasury Money Market Fund                  1.00%    2.61%       3.82%
Comparative Benchmarks
 iMoneyNet Money Fund Report's Average 100%
 Treasury Fund                                       0.60     2.22        3.46
 Average U.S. Treasury Money Market Fund*            0.59     2.15        3.44
-------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
-------------------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in the investment performance figures included in the prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2005.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                               None
Purchase Fee:                                                           None
Sales Charge (Load) Imposed on Reinvested Dividends:                    None
Redemption Fee:                                                         None*
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                   0.28%
12b-1 Distribution Fee:                                                 None
Other Expenses:                                                        0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                                 0.30%
*A $5 fee applies to wire redemptions under $5,000.

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


               --------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               --------------------------------------------------
                   $31          $97       $169          $381
               --------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the first        $3,000
business day of each month
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISOR                                 VangTrsy
The Vanguard Group, Valley Forge, Pa.,
since inception                                    VANGUARD FUND NUMBER
                                                   50
INCEPTION DATE
March 9, 1983                                      CUSIP NUMBER
                                                   921948105
NET ASSETS AS OF AUGUST 31, 2005
$4.6 billion                                       TICKER SYMBOL
                                                   VMPXX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD ADMIRAL(TM) TREASURY MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. governmental agencies. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

9

PRIMARY RISKS
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

-Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

-Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of average Treasury money market funds. Keep in mind that the Fund's past returns do not indicate how the Fund will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                           [BAR CHART: -2% TO 10%]
                               1995      5.66%
                               1996      5.26
                               1997      5.29
                               1998      5.18
                               1999      4.74
                               2000      5.99
                               2001      4.16
                               2002      1.69
                               2003      0.99
                               2004      1.18
              ----------------------------------------------------
              The year-to-date return as of the most recent calendar quarter, which ended September 30, 2005, was 2.01%.
              ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended December 30, 2000), and the lowest return for a quarter was 0.21% (quarter ended March 31, 2004).

-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Vanguard Admiral Treasury Money Market Fund          1.18%    2.78%       4.00%
Comparative Benchmarks
 iMoneyNet Money Fund Report's Average 100%
 Treasury Fund                                       0.60     2.22        3.46
 Average U.S. Treasury Money Market Fund*            0.59     2.15        3.44
-------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
-------------------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in the investment performance figures included in the prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2005.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                               None
Purchase Fee:                                                           None
Sales Charge (Load) Imposed on Reinvested Dividends:                    None
Redemption Fee:                                                         None*
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                   0.11%
12b-1 Distribution Fee:                                                 None
Other Expenses:                                                        0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                                 0.13%
*A $5 fee applies to wire redemptions under $5,000.


 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


               --------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               --------------------------------------------------
                   $13          $42        $73          $166
               --------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the first        $50,000
business day of each month
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISOR                                 VangAdmUST
The Vanguard Group, Valley Forge, Pa.,
since inception                                    VANGUARD FUND NUMBER
                                                   11
INCEPTION DATE
December 14, 1992                                  CUSIP NUMBER
                                                   921932109
NET ASSETS AS OF AUGUST 31, 2005
$13.8 billion                                      TICKER SYMBOL
                                                   VUSXX
--------------------------------------------------------------------------------

11

MORE ON THE FUNDS


This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

 The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental. The Federal Money Market Fund's policy of investing at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities and the Treasury and Admiral Treasury Money Market Funds' policies of investing at least 80% of their assets in U.S. Treasury securities may be changed only upon 60 days' notice to shareholders.

MARKET EXPOSURE

Each Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 397 days or less). Each Fund maintains a dollar-weighted average maturity of 90 days or less. Vanguard Prime Money Market Fund invests more than 25% of its assets in money market instruments issued by financial services companies.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term, liquid investments, usually with maturities of 397 days or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which are promissory notes issued by large companies or financial firms; banker's acceptances, which are credit instruments guaranteed by banks; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay fixed, variable, or floating rates of interest.
--------------------------------------------------------------------------------


[FLAG]
EACH FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE FUND'S INCOME WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S INCOME DECLINES WHEN INTEREST RATES FALL, BECAUSE THE FUND THEN MUST INVEST IN LOWER-YIELDING INSTRUMENTS. BECAUSE THE FUND'S INCOME IS BASED ON SHORT-TERM INTEREST RATES-- WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.


SECURITY SELECTION

The Vanguard Group (Vanguard), advisor to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. governmental agencies, or nongovernmental issuers). The Funds are managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A money market instrument's credit-quality rating is an assessment of the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations, along with other securities backed by the "full faith and credit" of the U.S. government, carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------

[FLAG]
EACH FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT POOR SECURITY SELECTION WILL CAUSE THE FUND TO UNDERPERFORM RELEVANT BENCHMARKS OR OTHER FUNDS WITH A SIMILAR INVESTMENT OBJECTIVE.


 The Prime Money Market Fund invests in commercial paper, U.S. Treasury and agency securities, certificates of deposit, banker's acceptances, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A- or better by Standard & Poor's, as well as in securities that are considered suitable for the Federal Money Market Fund.

[FLAG]
THE PRIME MONEY MARKET FUND IS SUBJECT TO INDUSTRY CONCENTRATION RISK, WHICH IS THE CHANCE THAT THE FUND'S PERFORMANCE WILL BE SIGNIFICANTLY AFFECTED, FOR BETTER OR FOR WORSE, BY DEVELOPMENTS IN THE FINANCIAL SERVICES INDUSTRY.

 More than 25% of the Fund's assets are invested in instruments issued by financial services companies, such as banks, insurance companies, real estate-related companies, securities firms, leasing companies, and other companies principally engaged in providing financial services to consumers and industry. These investments include, among others, bank obligations, high-quality asset-backed securities, and securities issued by the automobile finance industry. Changes in economic, regulatory, and political conditions that affect financial services companies could have a significant effect on the Fund. These conditions include changes in interest rates and defaults in payments by borrowers.

 The Fund may also invest in Eurodollar and Yankee obligations, which include certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations will not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Fund's advisor selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

13


 The Federal Money Market Fund invests mainly in securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S.Treasury nor backed by the full faith and credit of the U.S. government. These agencies and instrumentalities include, among others, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by U.S. governmental agencies and instrumentalities and backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (GNMA).

 The Treasury and Admiral Treasury Money Market Funds invest solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Funds' assets will always be invested in U.S. Treasury securities. The remainder of the Funds' assets may include securities issued by U.S. governmental agencies such as the GNMA, the Small Business Administration, and the Federal Financing Bank.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                       U.S. GOVERNMENT-SPONSORED ENTITIES

A variety of U.S. government-sponsored entities (GSEs), such as the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Banks (FHLBs), issue debt and mortgage-backed securities. Although GSEs may be chartered or sponsored by acts of Congress, they are not funded by congressional appropriations. Generally, their securities are neither issued by nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. In most cases, these securities are supported only by the credit of the GSE, standing alone. In some cases, a GSE's securities may be supported by the ability of the GSE to borrow from the Treasury, or may be supported by the U.S. government in some other way. Securities issued by the Government National Mortgage Association (Ginnie Mae), however, are backed by the full faith and credit of the U.S. government.
--------------------------------------------------------------------------------

[FLAG]
EACH FUND IS SUBJECT, TO A LIMITED EXTENT, TO CREDIT RISK, WHICH IS THE CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE THE PRICE OF THAT SECURITY TO DECLINE.

 The four Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.
 In relative terms, the Treasury and Admiral Treasury Money Market Funds, which invest in securities backed by the full faith and credit of the U.S. government, offer the lowest credit risk--and generally the lowest yields--of the four Funds.
 Because many of the securities included in the Federal Money Market Fund are not backed by the full faith and credit of the U.S. government, the potential credit risk and yield for the Fund are somewhat higher than for the Treasury and Admiral Treasury Money Market Funds.
 While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or to return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk--and generally the highest yield--of the four Funds.
 Bear in mind that, while each Fund invests in high-quality money market instruments, the four Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other agency of the U.S. government.


[FLAG]
THE PRIME AND FEDERAL MONEY MARKET FUNDS RESERVE THE RIGHT TO INVEST IN REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------

 Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, a Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' advisor believes that these risks can be controlled through careful security and counterparty selection and monitoring.

[FLAG]
EACH FUND RESERVES THE RIGHT TO INVEST, TO A LIMITED EXTENT, IN ADJUSTABLE-RATE SECURITIES, WHICH ARE TYPES OF DERIVATIVES.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the federal funds effective rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

 An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.

 The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.
 In addition, each Fund, except the Admiral Treasury Money Market Fund, may invest up to 10% of its net assets in illiquid securities. These are securities that a Fund may not be able to sell in the ordinary course of business.

15

CASH MANAGEMENT

Vanguard may invest each Fund's daily cash balance in one or more Vanguard CMT Funds, which are very low-cost money market funds. The Fund is permitted to invest in the CMT Funds under the terms of an exemption granted by the Securities and Exchange Commission (SEC). When investing in a CMT Fund, each Fund bears its proportionate share of the at-cost expenses of the Vanguard CMT Fund in which it invests.


TEMPORARY INVESTMENT MEASURES
Each Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

FREQUENT TRADING OR MARKET-TIMING

Vanguard anticipates that shareholders will purchase and sell shares of money market funds frequently because these funds are designed to offer investors a liquid investment. For this reason, the board of trustees of each Fund has determined that it is not necessary to adopt policies and procedures designed to detect and deter frequent trading and market-timing in the money market fund shares. For information on frequent-trading limits of other Vanguard funds, please see the appropriate fund's prospectus.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of 36 investment companies with more than 130 funds holding assets in excess of $885 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
--------------------------------------------------------------------------------

INVESTMENT ADVISOR



The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Fixed Income Group. As of August 31, 2005, Vanguard served as advisor for about $639 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
 For the fiscal year ended August 31, 2005, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.
 For a discussion of why the board of trustees approved each Fund's investment advisory arrangement, see the Funds' report to shareholders covering the period from September 1, 2004, to August 31, 2005.
 GEORGE U. SAUTER is Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.
 ROBERT F. AUWAERTER is head of Fixed Income Portfolio Management and Principal of Vanguard. He has direct oversight responsibility for all money market funds, bond funds, and stable value portfolios managed by the Fixed Income Group. He has managed investment portfolios since 1978 and has been with Vanguard since 1981. He received his B.S. in Finance from The Wharton School of the University of Pennsylvania and an M.B.A. from Northwestern University.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          THE FUNDS' PORTFOLIO MANAGER

The manager primarily responsible for the day-to-day management of the Funds is:

DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991 and has managed investment portfolios since 1997. Education: B.S., University of Wisconsin.
--------------------------------------------------------------------------------

17


 The Statement of Additional Information provides information about the portfolio manager's compensation, other accounts under management, and ownership of securities in the Funds.



DIVIDENDS AND TAXES


FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month. You can receive your income distributions in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic tax points:
-Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
-Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

-Any dividend distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

-Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.
-Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:
-Provide us with your correct taxpayer identification number;
-Certify that the taxpayer identification number is correct; and -Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. NAV per share for the Prime Money Market Fund is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

 The instruments held by a Vanguard money market fund are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the underlying funds (in the case of conventional share classes) or the market value of the shares (in the case of exchange-traded fund shares, such as VIPERs(R)).

 Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
 Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.

FINANCIAL HIGHLIGHTS



The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. To receive a free copy of the latest annual or semiannual report, you may access a report online at www.vanguard.com, or you may contact Vanguard by telephone or by mail.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Prime Money Market Fund's Investor Shares as an example. The Investor Shares began fiscal year 2005 with a net asset value (price) of $1.00 per share. During the year, each Investor Share earned $0.023 from investment income (interest). Shareholders received $0.023 per share in the form of dividend distributions.

The earnings ($0.023 per share) minus the distributions ($0.023 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 2.31% for the year.

As of August 31, 2005, the Investor Shares had approximately $46.4 billion in net assets. For the year, the expense ratio was 0.30% ($3.00 per $1,000 of net assets), and the net investment income amounted to 2.29% of average net assets.
--------------------------------------------------------------------------------

19


PRIME MONEY MARKET FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       DEC. 1,           YEAR
                                                             YEAR ENDED AUGUST 31,                    2000, TO          ENDED
                                             ---------------------------------------------------      AUG. 31,       NOV. 30,
                                                2005          2004          2003          2002            2001(1)        2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .023          .008          .011          .021            .037           .060
 Net Realized and Unrealized Gain (Loss)
  on Investments                                  --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations              .023          .008          .011          .021            .037           .060
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.023)        (.008)        (.011)        (.021)          (.037)         (.060)
 Distributions from Realized Capital Gains        --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                          (.023)        (.008)        (.011)        (.021)          (.037)         (.060)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
====================================================================================================================================

TOTAL RETURN                                   2.31%         0.83%         1.12%         2.09%           3.78%          6.21%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $46,454       $43,884       $47,341       $49,784         $50,495        $45,719
 Ratio of Total Expenses to Average
  Net Assets                                   0.30%         0.30%         0.32%         0.33%        0.33%(2)          0.33%
 Ratio of Net Investment Income to Average
  Net Assets                                   2.29%         0.82%         1.12%         2.07%        4.92%(2)          6.04%
====================================================================================================================================
1 The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.

FEDERAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       DEC. 1,           YEAR
                                                             YEAR ENDED AUGUST 31,                    2000, TO          ENDED
                                             ---------------------------------------------------      AUG. 31,       NOV. 30,
                                                2005          2004          2003          2002            2001(1)        2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00         $1.00         $1.00         $1.00           $1.00          $1.00

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .022          .008          .011          .021            .037           .059
 Net Realized and Unrealized Gain (Loss)
 on Investments                                   --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .022          .008          .011          .021            .037           .059
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.022)        (.008)        (.011)        (.021)          (.037)         (.059)
 Distributions from Realized Capital Gains        --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.022)        (.008)        (.011)        (.021)          (.037)         (.059)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
====================================================================================================================================

TOTAL RETURN                                   2.26%         0.82%         1.11%         2.12%           3.78%          6.11%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $5,507        $5,575        $6,289        $6,794          $6,527         $5,495
 Ratio of Total Expenses to Average
 Net Assets                                    0.30%         0.30%         0.32%         0.33%        0.33%(2)          0.33%
 Ratio of Net Investment Income to
 Average Net Assets                            2.23%         0.81%         1.11%         2.10%        4.92%(2)          5.94%
====================================================================================================================================
1 The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.

TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       DEC. 1,           YEAR
                                                             YEAR ENDED AUGUST 31,                    2000, TO          ENDED
                                             ---------------------------------------------------      AUG. 31,       NOV. 30,
                                                2005          2004          2003          2002            2001(1)        2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .021          .007          .010          .020            .035           .056
 Net Realized and Unrealized Gain (Loss)
 on Investments                                   --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .021          .007          .010          .020            .035           .056
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.021)        (.007)        (.010)        (.020)          (.035)         (.056)
 Distributions from Realized Capital Gains        --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.021)        (.007)        (.010)        (.020)          (.035)         (.056)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
====================================================================================================================================

TOTAL RETURN                                   2.12%         0.74%         1.03%         1.98%           3.58%          5.70%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $4,558        $4,628        $4,959        $4,822          $4,453         $4,107
 Ratio of Total Expenses to Average
 Net Assets                                    0.30%         0.30%         0.32%         0.33%        0.33%(2)          0.33%
 Ratio of Net Investment Income to Average
 Net Assets                                    2.10%         0.73%         1.03%         1.95%        4.68%(2)          5.53%
====================================================================================================================================
1 The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.


ADMIRAL TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       DEC. 1,           YEAR
                                                             YEAR ENDED AUGUST 31,                    2000, TO          ENDED
                                             ---------------------------------------------------      AUG. 31,       NOV. 30,
                                                2005          2004          2003          2002            2001(1)        2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .023          .009          .012          .021            .026           .059
 Net Realized and Unrealized Gain (Loss)
 on Investments                                   --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .023          .009          .012          .021            .026           .059
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.023)        (.009)        (.012)        (.021)          (.026)         (.059)
 Distributions from Realized Capital Gains       --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.023)        (.009)        (.012)        (.021)          (.026)         (.059)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
====================================================================================================================================

TOTAL RETURN                                   2.29%         0.91%         1.20%         2.15%           2.65%          6.07%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $13,838       $13,270       $13,129       $10,608          $7,851         $6,746
 Ratio of Total Expenses to Average
 Net Assets                                    0.13%         0.13%         0.14%         0.14%        0.15%(2)          0.15%
 Ratio of Net Investment Income to Average
 Net Assets                                    2.27%         0.91%         1.18%         2.09%        4.49%(2)          5.90%
====================================================================================================================================
1 The Fund's fiscal year-end changed from January 31 to August 31, effective August 31, 2001.
2 Annualized.

21


--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change these policies, without prior notice to shareholders.

                                 BUYING SHARES
                               CONVERTING SHARES
                               REDEEMING SHARES
                               EXCHANGING SHARES
                          OTHER RULES YOU SHOULD KNOW
                           FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD
--------------------------------------------------------------------------------


BUYING SHARES


ACCOUNT MINIMUMS


TO OPEN AND MAINTAIN AN ACCOUNT. For the Admiral Money Market Fund only:
$50,000. For the other three Funds: $3,000.

TO ADD TO AN EXISTING ACCOUNT. $50 by Automatic Investment Plan, $100 by check, exchange, or electronic bank transfer (other than Automatic Investment Plan); $1,000 by wire.

 Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open or maintain an account, or to add to an existing account.
 Investment minimums may differ for certain categories of investors.


HOW TO BUY SHARES


ONLINE TRANSACTIONS. You may open certain types of accounts, request electronic bank transfers, and exchange the proceeds of a redemption from one fund to purchase shares in a new or existing fund account through our website at www.vanguard.com.
BY TELEPHONE. You may call Vanguard to request a purchase of shares by wire or by an exchange (using the proceeds from the sale of shares in another Vanguard fund). You may also request the forms needed to open a new account.
BY MAIL. You may send your check and account registration form to open a new account at Vanguard. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement) or with a deposit slip (available online under "Buy, by check"), or you may send written purchase instructions. All must be in good order.
BY ELECTRONIC BANK TRANSFER. To perform electronic bank transfers, you must designate a bank account online, or by completing a special form or the appropriate section of your account registration form. You can then make purchases on a regular schedule (Automatic Investment Plan) or whenever you wish by electronic bank transfer. Your transaction can be accomplished online, by telephone, or by mail if your request is in good order. For further information about these options, consult our website at www.vanguard.com or see Contacting Vanguard.
GOOD ORDER. You must include complete and accurate required information on your purchase request. See Other Rules You Should Know--Good Order. The requirements vary among types of accounts and transactions.


TYPES OF PURCHASES

BY CHECK. You may mail your check and a completed account registration form to Vanguard to open a new account. When adding to an existing account, send your check with an Invest-by-Mail form, written purchase instructions, or a printed deposit slip. Make your check payable to: Vanguard--"Fund Number." For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE. You may purchase shares with the proceeds of a redemption from another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
BY AUTOMATIC INVESTMENT PLAN OR OTHER ELECTRONIC BANK TRANSFER. You can make purchases on a regular schedule (Automatic Investment Plan) or whenever you wish by electronic bank transfer. Your transaction can be accomplished online, by telephone, or by mail if your request is in good order.
BY WIRE. Call Vanguard to purchase shares by wire. See Contacting Vanguard.


YOUR PURCHASE PRICE

BY CHECK (TO PURCHASE ALL FUNDS OTHER THAN MONEY MARKET FUNDS), BY EXCHANGE, OR BY WIRE. You buy shares at a fund's NAV determined as of your trade date. A purchase request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receives a trade date of the same day, and a purchase request received after that time receives a trade date of the first business day following the date of receipt.
BY CHECK (TO PURCHASE MONEY MARKET FUNDS ONLY). For a check purchase request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), the trade date is the first business day following the date of receipt. For a purchase request received after that time, the trade date is the second business day following the date of receipt. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date is always one day later than for other funds.

23


BY ELECTRONIC BANK TRANSFER (OTHER THAN AUTOMATIC INVESTMENT PLAN). For all Vanguard funds, a purchase request received by Vanguard on a business day before 10 p.m., Eastern time, will receive a trade date of the following business day.

BY ELECTRONIC BANK TRANSFER (WITH AUTOMATIC INVESTMENT PLAN). Your Vanguard account's trade date will be one business day before the date you designated for withdrawal from your bank account.

For further information about these options, consult our website at www.vanguard.com or see Contacting Vanguard.

EARNING DIVIDENDS


You begin earning dividends on the business day following your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by making a purchase request by telephone to Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund).


PURCHASE RULES YOU SHOULD KNOW


^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from fraud, Vanguard may refuse "starter checks" and checks that are not made payable to Vanguard.

^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

^FUTURE PURCHASES. Vanguard reserves the right to reject any purchase request at any time and without notice, including purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may disrupt a fund's operation or performance. In addition, all Vanguard funds reserve the right to stop selling shares.
^LARGE PURCHASES. Please call Vanguard before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will not cancel any transaction request received by telephone or through Vanguard.com once it has been confirmed. In the case of written transaction requests, Vanguard will not cancel any transaction once it has been processed.

CONVERTING SHARES


A CONVERSION BETWEEN SHARE CLASSES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS


If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total dollar value of your "old" shares will equal the total dollar value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your "new" shares compared with that of your "old" shares.

CONVERSIONS FROM INVESTOR SHARES

You are eligible for a self-directed conversion from Investor Shares of Vanguard Prime Money Market Fund into Institutional Shares of the Fund, provided that your account balance in the Fund is at least $5 million. Registered users of our website, www.vanguard.com, may request a conversion online, or you may contact Vanguard by telephone or by mail to request this transaction.


MANDATORY CONVERSIONS INTO INVESTOR SHARES


If an investor no longer meets the requirements for Institutional Shares, the Fund may automatically convert the investor's Institutional Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.


REDEEMING SHARES


HOW TO REDEEM SHARES

Be sure to check Other Rules You Should Know before initiating your request.

ONLINE TRANSACTIONS. You may redeem shares, initiate electronic bank transfers, and exchange the proceeds of a redemption from one fund to purchase shares of another fund through our website at www.vanguard.com.
BY TELEPHONE. You may call Vanguard to request a redemption. See Contacting Vanguard.

BY MAIL. You may send your written redemption instructions in good order to Vanguard. For addresses, see Contacting Vanguard.

BY WRITING A CHECK. If you've established the checkwriting service on your account, you can redeem shares by writing a check for $250 or more.

25


BY ELECTRONIC BANK TRANSFER. To perform electronic bank transfers, you must designate a bank account online, or by completing a special form or the appropriate section of your account registration form. You can then make redemptions on a regular schedule (Automatic Withdrawal Plan) or whenever you wish by electronic bank transfer. Your transaction can be accomplished online, by telephone, or by mail if your request is in good order. For further information about these options, consult our website at www.vanguard.com or see Contacting Vanguard.

GOOD ORDER. You must include complete and accurate required information on your redemption request. See Other Rules You Should Know--Good Order. The requirements vary among types of accounts and transactions.

TYPES OF REDEMPTIONS

^BY CHECK. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^BY EXCHANGE. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.

^BY AUTOMATIC WITHDRAWAL PLAN OR OTHER ELECTRONIC BANK TRANSFER. You may make redemptions on a regular schedule (Automatic Withdrawal Plan) or whenever you wish by electronic bank transfer. Proceeds of redeemed shares will be credited to your bank account two business days after your trade date. The minimum electronic redemption is $100.

^BY WIRE. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it either online or by completing a special form or the appropriate section of your account registration form. Vanguard charges a $5 fee for wire redemptions under $5,000.

Money Market Funds: For telephone requests received by Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received by Vanguard before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

YOUR REDEMPTION PRICE

You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. For example, if your request is received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your trade date. The trade date for Automatic Withdrawal Plan redemptions is two business days prior to the date you designated for the proceeds to be in your bank account.


EARNING DIVIDENDS

Shares continue earning dividends until the business day following your trade date. There are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; and (2) For money market funds only, if you redeem shares with a same-day wire request before 10:45 a.m., Eastern time (2 p.m., Eastern time for Vanguard Prime Money Market Fund), the shares will stop earning dividends that same day.


REDEMPTION RULES YOU SHOULD KNOW

^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of a redemption in kind--that is, in the form of securities--if we reasonably believe that a cash redemption would disrupt the fund's operation or performance or that the shareholder may be engaged in frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient balance.

^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

27

^ADDRESS CHANGE. If you change your address online or by telephone, there may be a 15-day hold on online and telephone redemptions. Address-change confirmations are sent to both the old and new addresses.

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this requires the written consent of all registered account owners and may require a signature guarantee. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will not cancel any transaction request received by telephone or through Vanguard.com once it has been confirmed. In the case of written transaction requests, Vanguard will not cancel any transaction once it has been processed.
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the SEC.


EXCHANGING SHARES



An exchange occurs when the assets redeemed from one Vanguard fund are used to purchase shares in another Vanguard fund. All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail.
 Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.


OTHER RULES YOU SHOULD KNOW


VANGUARD.COM(R)


^REGISTRATION. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. To establish this service, you must register online.

^ELECTRONIC DELIVERY. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.

TELEPHONE TRANSACTIONS

^AUTOMATIC. When we set up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN, and allow seven days after requesting the PIN before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
-Authorization to act on the account (as the account owner or by legal documentation or other means).

-Account registration and address.
-Social Security or employer identification number.
-Fund name and account number, if applicable.

-Other information relating to the account.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service for any or all shareholders at any time, without notice.


GOOD ORDER
We reserve the right to reject any transaction instructions that are not in "good order." The requirements vary among types of accounts and transactions. Good order means that your instructions must include:
-The fund name and account number.
-The amount of the transaction (stated in dollars, shares, or percent). Written instructions also must include:
-Authorized signatures of all registered owners.
-Signature guarantees, if required for the type of transaction.*
-Any supporting legal documentation that may be required.
*Call Vanguard for specific signature-guarantee requirements.

29

FUTURE TRADE DATE REQUESTS


Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Buying Shares, Converting Shares, and Redeeming Shares. Vanguard reserves the right to return future-dated checks.


ACCOUNTS WITH MORE THAN ONE OWNER

If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.

RESPONSIBILITY FOR FRAUD

Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we send to you. It is important that you contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS

Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES

If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor.

 If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.


CUSTODIAL FEES

Vanguard charges a custodial fee of $10 a year for each IRA fund account with a balance of less than $5,000. The fee can be waived if you have assets totaling $50,000 or more at Vanguard in any combination of accounts under your taxpayer identification number, including IRAs, employer-sponsored retirement plans, brokerage accounts, annuities, and non-IRA accounts.


LOW-BALANCE ACCOUNTS
All Vanguard funds reserve the right to liquidate any investment-only retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.

 For most nonretirement accounts, Vanguard deducts a $10 fee in June if the fund account balance is below $2,500. This fee can be waived if the total Vanguard account assets under your taxpayer identification number are $50,000 or more.


RIGHT TO CHANGE POLICIES

In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; (2) accept initial purchases by telephone; (3) freeze any account and suspend account services when Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners or when we reasonably believe a fraudulent transaction may occur or has occurred; (4) alter, impose, discontinue, or waive any redemption fee, low-balance account fee, account maintenance fee, or other fees charged to a group of shareholders; and (5) redeem an account, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect all investors or only those in certain classes or groups. These actions will be taken when, in the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.



FUND AND ACCOUNT UPDATES


CONFIRMATION STATEMENTS

We will send (or provide online, whichever you prefer) a confirmation statement to verify your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send such statements if they reflect only money market checkwriting or the reinvestment of dividends or capital gains distributions. Promptly review each confirmation statement that we send to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the confirmation statement.


PORTFOLIO SUMMARIES

We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar year. Promptly review each summary that we send to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary.

31

TAX STATEMENTS

For most taxable accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans. These statements can be viewed online.


AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany annual 1099B tax statements. These statements show the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS

We will send you (or provide online, whichever you prefer) financial reports about Vanguard Money Market Funds twice a year, in April and October. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information:
-Performance assessments and comparisons with industry benchmarks.

-Reports from the advisor.
-Financial statements with detailed listings of the Funds' holdings.
 Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one report when two or more shareholders have the same last name and address. You may request individual reports by contacting our Client Services Department in writing, by telephone, or by e-mail.

CONTACTING VANGUARD


ONLINE

VANGUARD.COM
-For the most complete source of Vanguard news
-For fund, account, and service information
-For most account transactions
-For literature requests
-24 hours a day, 7 days a week

VANGUARD TELE-ACCOUNT(R)

800-662-6273
(ON-BOARD)

-For automated fund and account information
-For redemptions by check, exchange (subject to certain limitations), or wire -Toll-free, 24 hours a day, 7 days a week

INVESTOR INFORMATION

800-662-7447 (SHIP)
(Text telephone at
800-952-3335)

-For fund and service information
-For literature requests

-Business hours only: Monday - Friday, 8 a.m. to 10 p.m., Eastern time;
 Saturday, 9 a.m. to 4 p.m., Eastern time

CLIENT SERVICES

800-662-2739 (CREW)
(Text telephone at
800-749-7273)

-For account information
-For most account transactions

-Business hours only: Monday - Friday, 8 a.m. to 10 p.m., Eastern time;
 Saturday, 9 a.m. to 4 p.m., Eastern time


INSTITUTIONAL DIVISION

888-809-8102

-For information and services for large institutional investors
-Business hours only

INTERMEDIARY SALES SUPPORT

800-997-2798

-For information and services for financial intermediaries including broker-dealers, trust institutions, insurance companies, and financial advisors

-Business hours only: Monday - Friday, 8:30 a.m. to 8 p.m., Eastern time


VANGUARD ADDRESSES

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS

Please use the specific fund number when contacting us:

 Vanguard Prime Money Market Fund--30
 Vanguard Federal Money Market Fund--33
 Vanguard Treasury Money Market Fund--50
 Vanguard Admiral Treasury Money Market Fund--11









The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Tele-Account, Tele-Account, VIPERs, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.


INVESTMENT ADVISOR
An organization that makes the day-to-day decisions regarding a fund's investments.

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS

Short-term, liquid investments (usually with a maturity of 397 days or less) that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The face value of a debt instrument or the amount of money put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interest in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                         [SHIP LOGO}
                                 [THE VANGUARD GROUP (R) LOGO]

                                      Post Office Box 2600
                                      Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you would like more information about Vanguard Money Market Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600


TELEPHONE:
800-662-7447 (SHIP)

TEXT TELEPHONE:
800-952-3335


WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:


CLIENT SERVICES DEPARTMENT
TELEPHONE:
800-662-2739 (CREW)

TEXT TELEPHONE:
800-749-7273


INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Funds are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


                                                   Funds' Investment Company Act
                                                  file number: Prime and Federal
                                                   Money Market Funds: 811-2554;
                                           Treasury Money Market Fund: 811-7803;
                                                          Admiral Treasury Money
                                                           Market Fund: 811-7043


                                               (C) 2005 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     P030 122005

                                 VANGUARD(R) MONEY MARKET FUNDS


                        For Participants . December 23, 2005

This prospectus
contains financial data
for the Funds through
the fiscal year ended
August 31, 2005.


[MONEY MARKET]

[prospectus]

[graphic appears here]

                                                VANGUARD PRIME MONEY MARKET FUND


                                              VANGUARD FEDERAL MONEY MARKET FUND


                                             VANGUARD TREASURY MONEY MARKET FUND


                                     VANGUARD ADMIRAL TREASURY MONEY MARKET FUND











NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                        [THE VANGUARD GROUP (R) LOGO]

VANGUARD MONEY MARKET FUNDS
Participant Prospectus

December 23, 2005

--------------------------------------------------------------------------------
CONTENTS

   1 VANGUARD FUND PROFILES
    1 Prime Money Market Fund
    3 Federal Money Market Fund
    6 Treasury Money Market Fund
    8 Admiral Treasury Money Market Fund
  11 MORE ON THE FUNDS
  15 THE FUNDS AND VANGUARD
  16 INVESTMENT ADVISOR
  17 DIVIDENDS AND TAXES
  17 SHARE PRICE
  17 FINANCIAL HIGHLIGHTS
  21 INVESTING WITH VANGUARD
  22 ACCESSING FUND INFORMATION BY COMPUTER
 GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This  prospectus   offers  the  Fund's  Investor  Shares  and  is  intended  for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 800-662-7447.
--------------------------------------------------------------------------------

1


FUND PROFILE--VANGUARD PRIME MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

-Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

-Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
-Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests only in securities that are considered to be of high quality.
-Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund will invest more than 25% of its assets in securities of companies in the financial services industry, the Fund's performance will depend to a greater extent on the overall condition of that industry.


 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Investor Shares compare with those of a relevant money market index and an average money market fund. Keep in mind that the Fund's past returns do not indicate how the Fund will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
                        [BAR CHART: SCALE -2% TO 10%
                               1995     5.82%
                               1996     5.29
                               1997     5.44
                               1998     5.38
                               1999     5.01
                               2000     6.29
                               2001     4.17
                               2002     1.65
                               2003     0.90
                               2004     1.11
              ----------------------------------------------------
              The year-to-date return as of the most recent calendar quarter, which ended September 30, 2005, was 2.04%.
              ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.61% (quarter ended September 30, 2000), and the lowest return for a quarter was 0.19% (quarter ended March 31, 2004).

-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Vanguard Prime Money Market Fund Investor Shares     1.11%    2.80%       4.09%
Comparative Benchmarks
 Citigroup 3-Month U.S. Treasury Bill Index
 (reflects no deduction for fees or expenses)        1.24     2.79        3.99
 Average Money Market Fund*                          0.60     2.22        3.54
-------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
-------------------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in the investment performance figures included in the prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2005.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                               None
Purchase Fee:                                                           None
Sales Charge (Load) Imposed on Reinvested Dividends:                    None
Redemption Fee:                                                         None
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                   0.28%
12b-1 Distribution Fee:                                                 None
Other Expenses:                                                        0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                                 0.30%

3

 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


               --------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               --------------------------------------------------
                  $31          $97       $169          $381
               --------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangPr
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISOR                                 30
The Vanguard Group, Valley Forge, Pa.,
since 1981                                         CUSIP NUMBER
                                                   922906201
INCEPTION DATE
June 4, 1975                                       TICKER SYMBOL
                                                   VMMXX
NET ASSETS (ALL SHARE CLASSES) AS OF
AUGUST 31, 2005
$52.2 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD FEDERAL MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

-Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

-Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
-Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests only in securities that are considered to be of high quality.


 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and an average government money market fund. Keep in mind that the Fund's past returns do not indicate how the Fund will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                        [BAR CHART: SCALE -2% TO 10%]
                               1995     5.77%
                               1996     5.24
                               1997     5.38
                               1998     5.31
                               1999     4.94
                               2000     6.19
                               2001     4.22
                               2002     1.64
                               2003     0.89
                               2004     1.08
              ----------------------------------------------------
              The year-to-date return as of the most recent calendar quarter, which ended September 30, 2005, was 2.01%.
              ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended December 30, 2000), and the lowest return for a quarter was 0.18% (quarter ended March 31, 2004).

5


-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Vanguard Federal Money Market Fund                   1.08%    2.78%       4.05%
Comparative Benchmarks
 Citigroup 3-Month U.S. Treasury Bill Index
 (reflects no deduction for fees or expenses)        1.24     2.79        3.99
 Average Government Money Market Fund*               0.63     2.26        3.55
-------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
-------------------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in the investment performance figures included in the prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2005.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                             None
Purchase Fee:                                                         None
Sales Charge (Load) Imposed on Reinvested Dividends:                  None
Redemption Fee:                                                       None
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                 0.28%
12b-1 Distribution Fee:                                               None
Other Expenses:                                                      0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.30%


 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


               --------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               --------------------------------------------------
                   $31          $97       $169          $381
               --------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangFdl
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISOR                                 33
The Vanguard Group, Valley Forge, Pa.,
since inception                                    CUSIP NUMBER
                                                   922906300
INCEPTION DATE
July 13, 1981                                      TICKER SYMBOL
                                                   VMFXX
NET ASSETS AS OF AUGUST 31, 2005
$5.5 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD TREASURY MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. governmental agencies. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

-Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

-Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of average Treasury money market funds. Keep in mind that the Fund's past returns do not indicate how the Fund will perform in the future.

7


              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                          [BAR CHART: SCALE -2% TO 10%]
                                1995     5.49%
                                1996     5.09
                                1997     5.12
                                1998     5.00
                                1999     4.55
                                2000     5.80
                                2001     3.99
                                2002     1.51
                                2003     0.82
                                2004     1.00
              ----------------------------------------------------
              The year-to-date return as of the most recent calendar quarter, which ended September 30, 2005, was 1.88%.
              ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 30, 2000), and the lowest return for a quarter was 0.17% (quarter ended March 31, 2004).

-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Vanguard Treasury Money Market Fund                  1.00%    2.61%       3.82%
Comparative Benchmarks
 iMoneyNet Money Fund Report's Average 100%
 Treasury Fund                                       0.60     2.22        3.46
 Average U.S. Treasury Money Market Fund*            0.59     2.15        3.44
-------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
-------------------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in the investment performance figures included in the prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2005.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                               None
Purchase Fee:                                                           None
Sales Charge (Load) Imposed on Reinvested Dividends:                    None
Redemption Fee:                                                         None
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                   0.28%
12b-1 Distribution Fee:                                                 None
Other Expenses:                                                        0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                                 0.30%

 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


               --------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               --------------------------------------------------
                   $31          $97       $169          $381
               --------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          NEWSPAPER ABBREVIATION
Declared daily and distributed on the first        VangTrsy
business day of each month
                                                   VANGUARD FUND NUMBER
INVESTMENT ADVISOR                                 50
The Vanguard Group, Valley Forge, Pa.,
since inception                                    CUSIP NUMBER
                                                   921948105
INCEPTION DATE
March 9, 1983                                      TICKER SYMBOL
                                                   VMPXX
NET ASSETS AS OF AUGUST 31, 2005
$4.6 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD ADMIRAL(TM) TREASURY MONEY MARKET FUND


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. governmental agencies. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUNDS.

9

PRIMARY RISKS
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

-Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

-Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of average Treasury money market funds. Keep in mind that the Fund's past returns do not indicate how the Fund will perform in the future.

              ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
              ----------------------------------------------------
                           [BAR CHART: -2% TO 10%]
                               1995      5.66%
                               1996      5.26
                               1997      5.29
                               1998      5.18
                               1999      4.74
                               2000      5.99
                               2001      4.16
                               2002      1.69
                               2003      0.99
                               2004      1.18
              ----------------------------------------------------
              The year-to-date return as of the most recent calendar quarter, which ended September 30, 2005, was 2.01%.
              ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended December 30, 2000), and the lowest return for a quarter was 0.21% (quarter ended March 31, 2004).

-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Vanguard Admiral Treasury Money Market Fund          1.18%    2.78%       4.00%
Comparative Benchmarks
 iMoneyNet Money Fund Report's Average 100%
 Treasury Fund                                       0.60     2.22        3.46
 Average U.S. Treasury Money Market Fund*            0.59     2.15        3.44
-------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
-------------------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in the investment performance figures included in the prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2005.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                             None
Purchase Fee:                                                         None
Sales Charge (Load) Imposed on Reinvested Dividends:                  None
Redemption Fee:                                                       None
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                 0.11%
12b-1 Distribution Fee:                                               None
Other Expenses:                                                      0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.13%


 The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


               --------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               --------------------------------------------------
                   $13          $42        $73          $166
               --------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                                          MINIMUM INITIAL INVESTMENT
Declared daily and distributed on the first        $50,000
business day of each month
                                                   NEWSPAPER ABBREVIATION
INVESTMENT ADVISOR                                 VangAdmUST
The Vanguard Group, Valley Forge, Pa.,
since inception                                    VANGUARD FUND NUMBER
                                                   11
INCEPTION DATE
December 14, 1992                                  CUSIP NUMBER
                                                   921932109
NET ASSETS AS OF AUGUST 31, 2005
$13.8 billion                                      TICKER SYMBOL
                                                   VUSXX
--------------------------------------------------------------------------------

11

MORE ON THE FUNDS


This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

 The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental. The Federal Money Market Fund's policy of investing at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities and the Treasury and Admiral Treasury Money Market Funds' policies of investing at least 80% of their assets in U.S. Treasury securities may be changed only upon 60 days' notice to shareholders.

MARKET EXPOSURE

Each Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 397 days or less). Each Fund maintains a dollar-weighted average maturity of 90 days or less. Vanguard Prime Money Market Fund invests more than 25% of its assets in money market instruments issued by financial services companies.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term, liquid investments, usually with maturities of 397 days or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which are promissory notes issued by large companies or financial firms; banker's acceptances, which are credit instruments guaranteed by banks; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay fixed, variable, or floating rates of interest.
--------------------------------------------------------------------------------


[FLAG]
EACH FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE FUND'S INCOME WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S INCOME DECLINES WHEN INTEREST RATES FALL, BECAUSE THE FUND THEN MUST INVEST IN LOWER-YIELDING INSTRUMENTS. BECAUSE THE FUND'S INCOME IS BASED ON SHORT-TERM INTEREST RATES-- WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.


SECURITY SELECTION

The Vanguard Group (Vanguard), advisor to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. governmental agencies, or nongovernmental issuers). The Funds are managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A money market instrument's credit-quality rating is an assessment of the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations, along with other securities backed by the "full faith and credit" of the U.S. government, carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------


[FLAG]
EACH FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT POOR SECURITY SELECTION WILL CAUSE THE FUND TO UNDERPERFORM RELEVANT BENCHMARKS OR OTHER FUNDS WITH A SIMILAR INVESTMENT OBJECTIVE.


 The Prime Money Market Fund invests in commercial paper, U.S. Treasury and agency securities, certificates of deposit, banker's acceptances, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A- or better by Standard & Poor's, as well as in securities that are considered suitable for the Federal Money Market Fund.

[FLAG]
THE PRIME MONEY MARKET FUND IS SUBJECT TO INDUSTRY CONCENTRATION RISK, WHICH IS THE CHANCE THAT THE FUND'S PERFORMANCE WILL BE SIGNIFICANTLY AFFECTED, FOR BETTER OR FOR WORSE, BY DEVELOPMENTS IN THE FINANCIAL SERVICES INDUSTRY.

 More than 25% of the Fund's assets are invested in instruments issued by financial services companies, such as banks, insurance companies, real estate-related companies, securities firms, leasing companies, and other companies principally engaged in providing financial services to consumers and industry. These investments include, among others, bank obligations, high-quality asset-backed securities, and securities issued by the automobile finance industry. Changes in economic, regulatory, and political conditions that affect financial services companies could have a significant effect on the Fund. These conditions include changes in interest rates and defaults in payments by borrowers.

 The Fund may also invest in Eurodollar and Yankee obligations, which include certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations will not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Fund's advisor selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

13

 The Federal Money Market Fund invests mainly in securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S.Treasury nor backed by the full faith and credit of the U.S. government. These agencies and instrumentalities include, among others, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by U.S. governmental agencies and instrumentalities and backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (GNMA).
 The Treasury and Admiral Treasury Money Market Funds invest solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Funds' assets will always be invested in U.S. Treasury securities. The remainder of the Funds' assets may include securities issued by U.S. governmental agencies such as the GNMA, the Small Business Administration, and the Federal Financing Bank.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                       U.S. GOVERNMENT-SPONSORED ENTITIES

A variety of U.S. government-sponsored entities (GSEs), such as the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Banks (FHLBs), issue debt and mortgage-backed securities. Although GSEs may be chartered or sponsored by acts of Congress, they are not funded by congressional appropriations. Generally, their securities are neither issued by nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. In most cases, these securities are supported only by the credit of the GSE, standing alone. In some cases, a GSE's securities may be supported by the ability of the GSE to borrow from the Treasury, or may be supported by the U.S. government in some other way. Securities issued by the Government National Mortgage Association (Ginnie Mae), however, are backed by the full faith and credit of the U.S. government.
--------------------------------------------------------------------------------

[FLAG]
EACH FUND IS SUBJECT, TO A LIMITED EXTENT, TO CREDIT RISK, WHICH IS THE CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE THE PRICE OF THAT SECURITY TO DECLINE.

 The four Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.
 In relative terms, the Treasury and Admiral Treasury Money Market Funds, which invest in securities backed by the full faith and credit of the U.S. government, offer the lowest credit risk--and generally the lowest yields--of the four Funds.
 Because many of the securities included in the Federal Money Market Fund are not backed by the full faith and credit of the U.S. government, the potential credit risk and yield for the Fund are somewhat higher than for the Treasury and Admiral Treasury Money Market Funds.

 While the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or to return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk--and generally the highest yield--of the four Funds.
 Bear in mind that, while each Fund invests in high-quality money market instruments, the four Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other agency of the U.S. government.


[FLAG]
THE PRIME AND FEDERAL MONEY MARKET FUNDS RESERVE THE RIGHT TO INVEST IN REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

 Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------

 Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, a Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' advisor believes that these risks can be controlled through careful security and counterparty selection and monitoring.

[FLAG]
EACH FUND RESERVES THE RIGHT TO INVEST, TO A LIMITED EXTENT, IN ADJUSTABLE-RATE SECURITIES, WHICH ARE TYPES OF DERIVATIVES.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

 A derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the federal funds effective rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

 An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.

 The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.
 In addition, each Fund, except the Admiral Treasury Money Market Fund, may invest up to 10% of its net assets in illiquid securities. These are securities that a Fund may not be able to sell in the ordinary course of business.

15

CASH MANAGEMENT

Vanguard may invest each Fund's daily cash balance in one or more Vanguard CMT Funds, which are very low-cost money market funds. The Fund is permitted to invest in the CMT Funds under the terms of an exemption granted by the Securities and Exchange Commission (SEC). When investing in a CMT Fund, each Fund bears its proportionate share of the at-cost expenses of the Vanguard CMT Fund in which it invests.


TEMPORARY INVESTMENT MEASURES
Each Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

FREQUENT TRADING OR MARKET-TIMING

Vanguard anticipates that shareholders will purchase and sell shares of money market funds frequently because these funds are designed to offer investors a liquid investment. For this reason, the board of trustees of each Fund has determined that it is not necessary to adopt policies and procedures designed to detect and deter frequent trading and market-timing in the money market fund shares. For information on frequent-trading limits of other Vanguard funds, please see the appropriate fund's prospectus.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD



Each Fund is a member of The Vanguard Group, a family of 36 investment companies with more than 130 funds holding assets in excess of $885 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
--------------------------------------------------------------------------------

INVESTMENT ADVISOR



The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Fixed Income Group. As of August 31, 2005, Vanguard served as advisor for about $639 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
 For the fiscal year ended August 31, 2005, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.
 For a discussion of why the board of trustees approved each Fund's investment advisory arrangement, see the Funds' report to shareholders covering the period from September 1, 2004, to August 31, 2005.
 GEORGE U. SAUTER is Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.
 ROBERT F. AUWAERTER is head of Fixed Income Portfolio Management and Principal of Vanguard. He has direct oversight responsibility for all money market funds, bond funds, and stable value portfolios managed by the Fixed Income Group. He has managed investment portfolios since 1978 and has been with Vanguard since 1981. He received his B.S. in Finance from The Wharton School of the University of Pennsylvania and an M.B.A. from Northwestern University.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          THE FUNDS' PORTFOLIO MANAGER

The manager primarily responsible for the day-to-day management of the Funds is:

DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991 and has managed investment portfolios since 1997. Education: B.S., University of Wisconsin.
--------------------------------------------------------------------------------

17


 The Statement of Additional Information provides information about the portfolio manager's compensation, other accounts under management, and ownership of securities in the Funds.


DIVIDENDS AND TAXES


Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month.
 Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. NAV per share for the Prime Money Market Fund is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

 The instruments held by a Vanguard money market fund are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the underlying funds (in the case of conventional share classes) or the market value of the shares (in the case of exchange-traded fund shares, such as VIPERs(R)).

 Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
 Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.

FINANCIAL HIGHLIGHTS



The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. To receive a free copy of the latest annual or semiannual report, you may access a report online at www.vanguard.com, or you may contact Vanguard by telephone or by mail.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Prime Money Market Fund's Investor Shares as an example. The Investor Shares began fiscal year 2005 with a net asset value (price) of $1.00 per share. During the year, each Investor Share earned $0.023 from investment income (interest). Shareholders received $0.023 per share in the form of dividend distributions.

The earnings ($0.023 per share) minus the distributions ($0.023 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 2.31% for the year.

As of August 31, 2005, the Investor Shares had approximately $46.4 billion in net assets. For the year, the expense ratio was 0.30% ($3.00 per $1,000 of net assets), and the net investment income amounted to 2.29% of average net assets.
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       DEC. 1,           YEAR
                                                             YEAR ENDED AUGUST 31,                    2000, TO          ENDED
                                             ---------------------------------------------------      AUG. 31,       NOV. 30,
                                                2005          2004          2003          2002            2001(1)        2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .023          .008          .011          .021            .037           .060
 Net Realized and Unrealized Gain (Loss)
  on Investments                                  --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations              .023          .008          .011          .021            .037           .060
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.023)        (.008)        (.011)        (.021)          (.037)         (.060)
 Distributions from Realized Capital Gains        --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                          (.023)        (.008)        (.011)        (.021)          (.037)         (.060)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
====================================================================================================================================

TOTAL RETURN                                   2.31%         0.83%         1.12%         2.09%           3.78%          6.21%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $46,454       $43,884       $47,341       $49,784         $50,495        $45,719
 Ratio of Total Expenses to Average
  Net Assets                                   0.30%         0.30%         0.32%         0.33%        0.33%(2)          0.33%
 Ratio of Net Investment Income to Average
  Net Assets                                   2.29%         0.82%         1.12%         2.07%        4.92%(2)          6.04%
====================================================================================================================================
1 The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.

19


FEDERAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       DEC. 1,           YEAR
                                                             YEAR ENDED AUGUST 31,                    2000, TO          ENDED
                                             ---------------------------------------------------      AUG. 31,       NOV. 30,
                                                2005          2004          2003          2002            2001(1)        2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00         $1.00         $1.00         $1.00           $1.00          $1.00

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .022          .008          .011          .021            .037           .059
 Net Realized and Unrealized Gain (Loss)
 on Investments                                   --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .022          .008          .011          .021            .037           .059
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.022)        (.008)        (.011)        (.021)          (.037)         (.059)
 Distributions from Realized Capital Gains        --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.022)        (.008)        (.011)        (.021)          (.037)         (.059)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
====================================================================================================================================

TOTAL RETURN                                   2.26%         0.82%         1.11%         2.12%           3.78%          6.11%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $5,507        $5,575        $6,289        $6,794          $6,527         $5,495
 Ratio of Total Expenses to Average
 Net Assets                                    0.30%         0.30%         0.32%         0.33%        0.33%(2)          0.33%
 Ratio of Net Investment Income to
 Average Net Assets                            2.23%         0.81%         1.11%         2.10%        4.92%(2)          5.94%
====================================================================================================================================
1 The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.

TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       DEC. 1,           YEAR
                                                             YEAR ENDED AUGUST 31,                    2000, TO          ENDED
                                             ---------------------------------------------------      AUG. 31,       NOV. 30,
                                                2005          2004          2003          2002            2001(1)        2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .021          .007          .010          .020            .035           .056
 Net Realized and Unrealized Gain (Loss)
 on Investments                                   --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .021          .007          .010          .020            .035           .056
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.021)        (.007)        (.010)        (.020)          (.035)         (.056)
 Distributions from Realized Capital Gains        --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.021)        (.007)        (.010)        (.020)          (.035)         (.056)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
====================================================================================================================================

TOTAL RETURN                                   2.12%         0.74%         1.03%         1.98%           3.58%          5.70%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $4,558        $4,628        $4,959        $4,822          $4,453         $4,107
 Ratio of Total Expenses to Average
 Net Assets                                    0.30%         0.30%         0.32%         0.33%        0.33%(2)          0.33%
 Ratio of Net Investment Income to Average
 Net Assets                                    2.10%         0.73%         1.03%         1.95%        4.68%(2)          5.53%
====================================================================================================================================
1 The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.

20


ADMIRAL TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       DEC. 1,           YEAR
                                                             YEAR ENDED AUGUST 31,                    2000, TO          ENDED
                                             ---------------------------------------------------      AUG. 31,       NOV. 30,
                                                2005          2004          2003          2002            2001(1)        2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .023          .009          .012          .021            .026           .059
 Net Realized and Unrealized Gain (Loss)
 on Investments                                   --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations               .023          .009          .012          .021            .026           .059
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.023)        (.009)        (.012)        (.021)          (.026)         (.059)
 Distributions from Realized Capital Gains       --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                           (.023)        (.009)        (.012)        (.021)          (.026)         (.059)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
====================================================================================================================================

TOTAL RETURN                                   2.29%         0.91%         1.20%         2.15%           2.65%          6.07%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $13,838       $13,270       $13,129       $10,608          $7,851         $6,746
 Ratio of Total Expenses to Average
 Net Assets                                    0.13%         0.13%         0.14%         0.14%        0.15%(2)          0.15%
 Ratio of Net Investment Income to Average
 Net Assets                                    2.27%         0.91%         1.18%         2.09%        4.49%(2)          5.90%
====================================================================================================================================
1 The Fund's fiscal year-end changed from January 31 to August 31, effective August 31, 2001.
2 Annualized.

21

INVESTING WITH VANGUARD


Your retirement or savings plan investment options include one or more of the Funds. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

-If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 800-523-1188.

-If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

-Be sure to carefully read each topic that pertains to your transactions with
 Vanguard.
-Vanguard reserves the right to change these policies without prior notice to shareholders.


INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contribution, exchange, or redemption requests must be in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
 In all cases, your transaction will be based on the Fund's next-determined NAV after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your trade date.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard places certain limits on the exchange privilege.

 If you are exchanging out of any Vanguard fund (other than money market funds, short-term bond funds, and VIPER(R) Shares), the following policy applies, regardless of the dollar amount:
-You must wait 60 days before exchanging back into the fund.
-The 60-day clock restarts after every exchange out of the fund.

 The policy does not apply to the following:
-Purchases of shares with participant payroll or employer contributions or loan repayments.
-Purchases of shares with reinvested dividend or capital gains distributions. -Distributions, loans, and in-service withdrawals from a plan.
-Redemptions of shares as part of a plan termination or at the direction of the plan.
-Redemptions of shares to pay fund or account fees.
-Share or asset transfers or rollovers.
-Re-registrations of shares within the same fund.

n Conversions of shares from one share class to another in the same fund.
n Automated transactions executed during the first six months of a participant's enrollment in the Vanguard Managed Account Program.


 Before making an exchange to or from another fund available in your plan, consider the following:
-Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

-Be sure to read that fund's prospectus. Contact Vanguard's Participant Access
 Center, toll-free, at 800-523-1188 for a copy.

-Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

Right to change policies: Vanguard may change these policies in the future without shareholder notice, except when legally required.


ACCESSING FUND INFORMATION BY COMPUTER


VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.























The Vanguard Group, Vanguard, Plain Talk, Admiral, VIPER, VIPERs, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.


INVESTMENT ADVISOR
An organization that makes the day-to-day decisions regarding a fund's investments.

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS

Short-term, liquid investments (usually with a maturity of 397 days or less) that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The face value of a debt instrument or the amount of money put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interest in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                            [SHIP LOGO]
                                    [THE VANGUARD GROUP (R) LOGO]

                                         Institutional Division
                                         Post Office Box 2900
                                         Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you would like more information about Vanguard Money Market Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900


TELEPHONE:
800-523-1188

TEXT TELEPHONE:
800-749-7273


WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Funds are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


                                                   Funds' Investment Company Act
                                                 file numbers: Prime and Federal
                                                   Money Market Funds: 811-2554;
                                                Treasury Money Market Fund: 811-
                                                    7803; Admiral Treasury Money
                                                           Market Fund: 811-7043


                                               (C) 2005 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     I030 122005

                          VANGUARD(R) PRIME MONEY MARKET FUND


Institutional Shares . December 23, 2005

This prospectus
contains financial data
for the Fund through
the fiscal year ended
August 31, 2005.


[MONEY MARKET]

[prospectus]

[graphic appears here]



















NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     [THE VANGUARD GROUP (R) LOGO]

VANGUARD PRIME MONEY MARKET FUND
Institutional Shares
Prospectus

December 23, 2005


--------------------------------------------------------------------------------
CONTENTS

   1 FUND PROFILE
   4 ADDITIONAL INFORMATION
   4 MORE ON THE FUND
   8 THE FUND AND VANGUARD
   8 INVESTMENT ADVISOR
   9 DIVIDENDS AND TAXES
  10 SHARE PRICE
  11 FINANCIAL HIGHLIGHTS
  12 INVESTING WITH VANGUARD
   12 Buying Shares
   15 Converting Shares
   15 Redeeming Shares
   18 Exchanging Shares
   18 Other Rules You Should Know
   21 Fund and Account Updates
   22 Contacting Vanguard
 GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW

The Fund offers two separate classes of shares: Investor Shares and Institutional Shares. This prospectus offers the Fund's Institutional Shares, which are for investors who generally do not require special employee benefit plan services and who invest a minimum of $5 million. A separate prospectus offers the Fund's Investor Shares, which have investment minimums of $3,000.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

1

FUND PROFILE


INVESTMENT OBJECTIVE
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

PRIMARY INVESTMENT POLICIES

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, see MORE ON THE FUND.


PRIMARY RISKS
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

-Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

-Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
-Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests only in securities that are considered to be of high quality.
-Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund will invest more than 25% of its assets in securities of companies in the financial services industry, the Fund's performance will depend to a greater extent on the overall condition of that industry.


 AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Institutional Shares compare with those of a relevant money market index and an average money market fund. Keep in mind that the Fund's past returns do not indicate how the Fund will perform in the future.

              ----------------------------------------------------
                   ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
                         [BAR CHART: SCALE -2% TO 10%]
                              1995     6.01%
                              1996     5.46
                              1997     5.61
                              1998     5.57
                              1999     5.20
                              2000     6.47
                              2001     4.37
                              2002     1.88
                              2003     1.11
                              2004     1.33
              ----------------------------------------------------
              The year-to-date return as of the most recent calendar quarter, which ended September 30, 2005, was 2.20%.
              ----------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was 1.66% (quarter ended September 30, 2000), and the lowest return for a quarter was 0.24% (quarter ended March 31, 2004).

-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Vanguard Prime Money Market Fund Institutional
Shares                                               1.33%    3.01%       4.28%
Comparative Benchmarks
 Citigroup 3-Month U.S. Treasury Bill Index
 (reflects no deduction for fees or expenses)        1.24     2.79        3.99
 Average Institutional Money Market Fund*            1.00     2.66        3.97
-------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
-------------------------------------------------------------------------------


 If you would like to know the current annualized 7-day yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in the investment performance figures included in the prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended August 31, 2005.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                               None
Purchase Fee:                                                           None
Sales Charge (Load) Imposed on Reinvested Dividends:                    None
Redemption Fee:                                                         None*
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                   0.07%
12b-1 Distribution Fee:                                                 None
Other Expenses:                                                        0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                                 0.09%
*A $5 fee applies to wire redemptions under $5,000.

3

 The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


               --------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               --------------------------------------------------
                    $9          $29        $51          $115
               --------------------------------------------------


 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Prime Money Market Fund Institutional Shares' expense ratio in fiscal year 2005 was 0.09%, or $0.90 per $1,000 of average net assets. The average institutional money market mutual fund had expenses in
 2004 of 0.45%, or $4.50 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).
 Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS                             NEWSPAPER ABBREVIATION
Declared daily and distributed on     VangPrInst
the first business day of each month
                                      VANGUARD FUND NUMBER
INVESTMENT ADVISOR                    66
The Vanguard Group, Valley Forge,
Pa.,                                  CUSIP NUMBER
since inception                       922906508

INCEPTION DATE*                       TICKER SYMBOL
Investor Shares--June 4, 1975         VMRXX
Institutional Shares--October 3,
1989

NET ASSETS (ALL SHARE CLASSES) AS OF  *The Institutional Shares originated as
AUGUST 31, 2005                        Vanguard Institutional Money Market
$52.2 billion                          Portfolio, a separate fund that merged
                                       into Vanguard Prime Money Market Fund on
MINIMUM INITIAL INVESTMENT             October 28, 1995.
$5 million
--------------------------------------------------------------------------------


MORE ON THE FUND



This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

 The following sections explain the investment policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental.

MARKET EXPOSURE

The Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 397 days or less). The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund invests more than 25% of its assets in money market instruments issued by financial services companies.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            MONEY MARKET INSTRUMENTS

The term "money market instruments" refers to a variety of short-term, liquid investments, usually with maturities of 397 days or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which are promissory notes issued by large companies or financial firms; banker's acceptances, which are credit instruments guaranteed by banks; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay fixed, variable, or floating rates of interest.
--------------------------------------------------------------------------------

5


[FLAG]
THE FUND IS SUBJECT TO INCOME RISK, WHICH IS THE CHANCE THAT THE FUND'S INCOME WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S INCOME DECLINES WHEN INTEREST RATES FALL, BECAUSE THE FUND THEN MUST INVEST IN LOWER-YIELDING INSTRUMENTS. BECAUSE THE FUND'S INCOME IS BASED ON SHORT-TERM INTEREST RATES--WHICH CAN FLUCTUATE SIGNIFICANTLY OVER SHORT PERIODS--INCOME RISK IS EXPECTED TO BE HIGH.


SECURITY SELECTION

The Vanguard Group (Vanguard), advisor to the Fund, selects high-quality money market instruments. The Fund is managed without regard to tax ramifications.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A money market instrument's credit-quality rating is an assessment of the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations, along with other securities backed by the "full faith and credit" of the U.S. government, carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------

[FLAG]
THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT POOR SECURITY SELECTION WILL CAUSE THE FUND TO UNDERPERFORM RELEVANT BENCHMARKS OR OTHER FUNDS WITH A SIMILAR INVESTMENT OBJECTIVE.

 The Fund invests in commercial paper, U.S. Treasury and agency securities, certificates of deposit, banker's acceptances, and other money market securities. Commercial paper must be rated Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A- or better by Standard & Poor's.


[FLAG]
THE FUND IS SUBJECT TO INDUSTRY CONCENTRATION RISK, WHICH IS THE CHANCE THAT THE FUND'S PERFORMANCE WILL BE SIGNIFICANTLY AFFECTED, FOR BETTER OR FOR WORSE, BY DEVELOPMENTS IN THE FINANCIAL SERVICES INDUSTRY.

 More than 25% of the Fund's assets are invested in instruments issued by financial services companies, such as banks, insurance companies, real estate-related companies, securities firms, leasing companies, and other companies principally engaged in providing financial services to consumers and industry. These investments include, among others, bank obligations, high-quality asset-backed securities, and securities issued by the automobile finance industry. Changes in economic, regulatory, and political conditions that affect financial services companies could have a significant effect on the Fund. These conditions include changes in interest rates and defaults in payments by borrowers.

 The Fund may also invest in Eurodollar and Yankee obligations, which include certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations will not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Fund's advisor selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

 The Fund also invests in securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S.Treasury nor backed by the full faith and credit of the U.S. government. These agencies and instrumentalities include, among others, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by U.S. governmental agencies and instrumentalities and backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (GNMA).


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                       U.S. GOVERNMENT-SPONSORED ENTITIES

 A variety of U.S. government-sponsored entities (GSEs), such as the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Banks (FHLBs), issue debt and mortgage-backed securities. Although GSEs may be chartered or sponsored by acts of Congress, they are not funded by congressional appropriations. Generally, their securities are neither issued by nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. In most cases, these securities are supported only by the credit of the GSE, standing alone. In some cases, a GSE's securities may be supported by the ability of the GSE to borrow from the Treasury, or may be supported by the U.S. government in some other way. Securities issued by the Government National Mortgage Association (Ginnie Mae), however, are backed by the full faith and credit of the U.S. government.
--------------------------------------------------------------------------------

[FLAG]
THE FUND IS SUBJECT, TO A LIMITED EXTENT, TO CREDIT RISK, WHICH IS THE CHANCE THAT THE ISSUER OF A SECURITY WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE THE PRICE OF THAT SECURITY TO DECLINE.


 While the credit quality of the Fund's securities is very high, the Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or to return the Fund's principal when repayment is due.
 Also, bear in mind that while the Fund invests in high-quality money market instruments, the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other agency of the U.S. government.

7

[FLAG]
THE FUND RESERVES THE RIGHT TO INVEST IN REPURCHASE AGREEMENTS, WHICH ARE SUBJECT TO SPECIFIC RISKS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              REPURCHASE AGREEMENTS

Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------

 Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Fund's advisor believes that these risks can be controlled through careful security and counterparty selection and monitoring.

[FLAG]
THE FUND RESERVES THE RIGHT TO INVEST, TO A LIMITED EXTENT, IN ADJUSTABLE-RATE SECURITIES, WHICH ARE TYPES OF DERIVATIVES.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or a bond), a money market benchmark (such as U.S. Treasury bill rates or the federal funds effective rate), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index).
--------------------------------------------------------------------------------

 An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.

 The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify the risks of an investment.
 In addition, the Fund may invest up to 10% of its net assets in illiquid securities. These are securities that the Fund may not be able to sell in the ordinary course of business.

CASH MANAGEMENT

Vanguard may invest the Fund's daily cash balance in one or more Vanguard CMT Funds, which are very low-cost money market funds. The Fund is permitted to invest in the CMT Funds under the terms of an exemption granted by the Securities and Exchange Commission (SEC). When investing in a CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the Vanguard CMT Fund in which it invests.

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

FREQUENT TRADING OR MARKET-TIMING

Vanguard anticipates that shareholders will purchase and sell shares of money market funds frequently because these funds are designed to offer investors a liquid investment. For this reason, the board of trustees of the Fund has determined that it is not necessary to adopt policies and procedures designed to detect and deter frequent trading and market-timing in the money market fund shares. For information on frequent-trading limits of other Vanguard funds, please see the appropriate fund's prospectus.


THE FUND AND VANGUARD



The Fund is a member of The Vanguard Group, a family of 36 investment companies with more than 130 funds holding assets in excess of $885 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

 Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
--------------------------------------------------------------------------------

INVESTMENT ADVISOR



The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Fixed Income Group. As of August 31, 2005, Vanguard served as advisor for about $639 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.
 For the fiscal year ended August 31, 2005, the advisory expenses represented an effective annual rate of 0.01% of the Fund's average net assets.

9


 For a discussion of why the board of trustees approved the Fund's investment advisory arrangement, see the Fund's report to shareholders covering the period from September 1, 2004, to August 31, 2005.
 GEORGE U. SAUTER is Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.
 ROBERT F. AUWAERTER is head of Fixed Income Portfolio Management and Principal of Vanguard. He has direct oversight responsibility for all money market fund, bond fund, and stable value portfolios managed by the Fixed Income Group. He has managed investment portfolios since 1978 and has been with Vanguard since 1981. He received his B.S. in Finance from The Wharton School of the University of Pennsylvania and an M.B.A. from Northwestern University.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          THE FUND'S PORTFOLIO MANAGER

The manager primarily responsible for the day-to-day management of the Fund is:

DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991 and has managed investment portfolios since 1997. Education: B.S., University of Wisconsin.
--------------------------------------------------------------------------------

 The Statement of Additional Information provides information about the portfolio manager's compensation, other accounts under management, and ownership of securities in the Fund.


DIVIDENDS AND TAXES


FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month. You can receive your income distributions in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic tax points:
-Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
-Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

-Any dividend distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

-Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.
-Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:
-Provide us with your correct taxpayer identification number;
-Certify that the taxpayer identification number is correct; and -Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.

SHARE PRICE


The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

 The instruments held by a Vanguard money market fund are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the underlying mutual funds (in the case of conventional fund share classes) or the market value of the shares (in the case of exchange-traded fund shares, such as VIPERs(R)).

 Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.
 Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.

11

FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the Institutional Shares' financial performance for the periods shown, and certain information reflects financial results for a single Institutional Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Institutional Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. To receive a free copy of the latest annual or semiannual report, you may access a report online at www.vanguard.com, or you may contact Vanguard by telephone or by mail.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Institutional Shares began fiscal 2005 with a net asset value (price) of $1.00 per share. During the year, each Institutional Share earned $0.025 from investment income (interest). Shareholders received $0.025 per share in the form of dividend distributions.

The earnings ($0.025 per share) minus the distributions ($0.025 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 2.52% for the year.

As of August 31, 2005, the Institutional Shares had approximately $5.8 billion in net assets. For the year, the expense ratio was 0.09% ($0.90 per $1,000 of net assets), and the net investment income amounted to 2.51% of average net assets.
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       DEC. 1,           YEAR
                                                             YEAR ENDED AUGUST 31,                    2000, TO          ENDED
                                             ---------------------------------------------------      AUG. 31,       NOV. 30,
                                                2005          2004          2003          2002            2001(1)        2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .025          .010          .013          .023            .039           .062
 Net Realized and Unrealized Gain (Loss)
  on Investments                                  --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations              .025          .010          .013          .023            .039           .062
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.025)        (.010)        (.013)        (.023)          (.039)         (.062)
 Distributions from Realized Capital Gains        --            --            --            --              --             --
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                          (.025)        (.010)        (.013)        (.023)          (.039)         (.062)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00         $1.00         $1.00         $1.00           $1.00          $1.00
====================================================================================================================================

TOTAL RETURN                                   2.52%         1.05%         1.33%         2.31%           3.93%          6.39%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $5,764        $5,301        $4,296        $3,893          $3,850         $2,660
 Ratio of Total Expenses to Average
  Net Assets                                   0.09%         0.09%         0.10%         0.11%        0.13%(2)          0.15%
 Ratio of Net Investment Income to Average
  Net Assets                                   2.51%         1.05%         1.32%         2.27%        5.03%(2)          6.24%
====================================================================================================================================
1 The Fund's fiscal year-end changed from November 30 to August 31, effective August 31, 2001.
2 Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change these policies, without prior notice to shareholders.

                                 BUYING SHARES
                               CONVERTING SHARES
                               REDEEMING SHARES
                               EXCHANGING SHARES
                          OTHER RULES YOU SHOULD KNOW
                           FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD
--------------------------------------------------------------------------------


BUYING SHARES



ACCOUNT MINIMUMS FOR INSTITUTIONAL SHARES

TO OPEN AND MAINTAIN AN ACCOUNT. $5 million. Vanguard institutional clients generally may meet the minimum investment amount by aggregating up to three separate accounts within the same Fund. This policy does not apply to clients receiving special administrative services from Vanguard, nor does this policy apply to omnibus accounts maintained by financial intermediaries.
TO ADD TO AN EXISTING ACCOUNT. $50 by Automatic Investment Plan, $100 by check, exchange, or electronic bank transfer (other than Automatic Investment Plan); $1,000 by wire.
 Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open or maintain an account, or to add to an existing account.
 Investment minimums may differ for certain categories of investors.

HOW TO BUY SHARES

ONLINE TRANSACTIONS. You may open certain types of accounts, request electronic bank transfers, and exchange the proceeds of a redemption from one fund to purchase shares in a new or existing fund account through our website at www.vanguard.com.
BY TELEPHONE. You may call Vanguard to request a purchase of shares by wire or by an exchange (using the proceeds from the sale of shares in another Vanguard fund). You may also request the forms needed to open a new account.
BY MAIL. You may send your check and account registration form to open a new account at Vanguard. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement) or with a deposit slip (available online under "Buy, by check"), or you may send written purchase instructions. All must be in good order.

13


BY ELECTRONIC BANK TRANSFER. To perform electronic bank transfers, you must designate a bank account online, or by completing a special form or the appropriate section of your account registration form. You can then make purchases on a regular schedule (Automatic Investment Plan) or whenever you wish by electronic bank transfer. Your transaction can be accomplished online, by telephone, or by mail if your request is in good order. For further information about these options, consult our website at www.vanguard.com or see Contacting Vanguard.

GOOD ORDER. You must include complete and accurate required information on your purchase request. See Other Rules You Should Know--Good Order. The requirements vary among types of accounts and transactions.


TYPES OF PURCHASES

BY CHECK. You may mail your check and a completed account registration form to Vanguard to open a new account. When adding to an existing account, send your check with an Invest-by-Mail form, written purchase instructions, or a printed deposit slip. Make your check payable to: Vanguard--66. For addresses, see Contacting Vanguard.
BY EXCHANGE. You may purchase shares with the proceeds of a redemption from another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
BY AUTOMATIC INVESTMENT PLAN OR OTHER ELECTRONIC BANK TRANSFER. You can make purchases on a regular schedule (Automatic Investment Plan) or whenever you wish by electronic bank transfer. Your transaction can be accomplished online, by telephone, or by mail if your request is in good order.
BY WIRE. Call Vanguard to purchase shares by wire. See Contacting Vanguard.


YOUR PURCHASE PRICE

BY CHECK (TO PURCHASE ALL FUNDS OTHER THAN MONEY MARKET FUNDS), BY EXCHANGE, OR BY WIRE. You buy shares at a fund's NAV determined as of your trade date. A purchase request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receives a trade date of the same day, and a purchase request received after that time receives a trade date of the first business day following the date of receipt.
BY CHECK (TO PURCHASE MONEY MARKET FUNDS ONLY). For a check purchase request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), the trade date is the first business day following the date of receipt. For a purchase request received after that time, the trade date is the second business day following the date of receipt. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date is always one day later than for other funds.

BY ELECTRONIC BANK TRANSFER (OTHER THAN AUTOMATIC INVESTMENT PLAN). For all Vanguard funds, a purchase request received by Vanguard on a business day before 10 p.m., Eastern time, will receive a trade date of the following business day.

BY ELECTRONIC BANK TRANSFER (WITH AUTOMATIC INVESTMENT PLAN). Your Vanguard account's trade date will be one business day before the date you designated for withdrawal from your bank account.

For further information about these options, consult our website at www.vanguard.com or see Contacting Vanguard.

EARNING DIVIDENDS

You begin earning dividends on the business day following your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by making a purchase request by telephone to Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund).


PURCHASE RULES YOU SHOULD KNOW


^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from fraud, Vanguard may refuse "starter checks" and checks that are not made payable to Vanguard.

^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

^FUTURE PURCHASES. Vanguard reserves the right to reject any purchase request at any time and without notice, including purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may disrupt a fund's operation or performance. In addition, all Vanguard funds reserve the right to stop selling shares.
^LARGE PURCHASES. Please call Vanguard before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will not cancel any transaction request received by telephone or through Vanguard.com once it has been confirmed. In the case of written transaction requests, Vanguard will not cancel any transaction once it has been processed.

15

CONVERTING SHARES


A CONVERSION BETWEEN SHARE CLASSES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS


If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total dollar value of your "old" shares will equal the total dollar value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your "new" shares compared with that of your "old" shares.


CONVERSIONS FROM INVESTOR SHARES


You may convert Investor Shares of the Fund into Institutional Shares of the Fund, provided that your account balance in the Fund is at least $5 million.


MANDATORY CONVERSIONS INTO INVESTOR SHARES


If an investor no longer meets the requirements for Institutional Shares, the Fund may automatically convert the investor's Institutional Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.


REDEEMING SHARES


HOW TO REDEEM SHARES

Be sure to check Other Rules You Should Know before initiating your request.

ONLINE TRANSACTIONS. You may redeem shares, initiate electronic bank transfers, and exchange the proceeds of a redemption from one fund to purchase shares of another fund through our website at www.vanguard.com.
BY TELEPHONE. You may call Vanguard to request a redemption. See Contacting Vanguard.
BY MAIL. You may send your written redemption instructions in good order to Vanguard. For addresses, see Contacting Vanguard.
BY ELECTRONIC BANK TRANSFER. To perform electronic bank transfers, you must designate a bank account online, or by completing a special form or the appropriate section of your account registration form. You can then make redemptions on a regular schedule (Automatic Withdrawal Plan) or whenever you wish by electronic bank transfer. Your transaction can be accomplished online, by telephone, or by mail if your request is in good order. For further information about these options, consult our website at www.vanguard.com or see Contacting Vanguard.
GOOD ORDER. You must include complete and accurate required information on your redemption request. See Other Rules You Should Know--Good Order. The requirements vary among types of accounts and transactions.

TYPES OF REDEMPTIONS

^BY CHECK. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^BY EXCHANGE. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.

^BY AUTOMATIC WITHDRAWAL PLAN OR OTHER ELECTRONIC BANK TRANSFER. You may make redemptions on a regular schedule (Automatic Withdrawal Plan) or whenever you wish by electronic bank transfer. Proceeds of redeemed shares will be credited to your bank account two business days after your trade date. The minimum electronic redemption is $100.

^BY WIRE. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it either online or by completing a special form or the appropriate section of your account registration form. Vanguard charges a $5 fee for wire redemptions under $5,000.

Money Market Funds: For telephone requests received by Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received by Vanguard before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.


YOUR REDEMPTION PRICE


You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. For example, if your request is received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your trade date. The trade date for Automatic Withdrawal Plan redemptions is two

17


business days prior to the date you designated for the proceeds to be in your bank account.


EARNING DIVIDENDS

Shares continue earning dividends until the business day following your trade date. There are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; and (2) For money market funds only, if you redeem shares with a same-day wire request before 10:45 a.m., Eastern time (2 p.m., Eastern time for Vanguard Prime Money Market Fund), the shares will stop earning dividends that same day.


REDEMPTION RULES YOU SHOULD KNOW

^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of a redemption in kind--that is, in the form of securities--if we reasonably believe that a cash redemption would disrupt the fund's operation or performance or that the shareholder may be engaged in frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient balance.

^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^ADDRESS CHANGE. If you change your address online or by telephone, there may be a 15-day hold on online and telephone redemptions. Address-change confirmations are sent to both the old and new addresses.

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this requires the written consent of all registered account owners and may require a signature guarantee. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will not cancel any transaction request received by telephone or through Vanguard.com once it has been confirmed. In the case of written transaction requests, Vanguard will not cancel any transaction once it has been processed.
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the SEC.


EXCHANGING SHARES



An exchange occurs when the assets redeemed from one Vanguard fund are used to purchase shares in another Vanguard fund. All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail.
 Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.


OTHER RULES YOU SHOULD KNOW


VANGUARD.COM(R)


^REGISTRATION. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. To establish this service, you must register online.

^ELECTRONIC DELIVERY. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.

TELEPHONE TRANSACTIONS

^AUTOMATIC. When we set up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

19


^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN, and allow seven days after requesting the PIN before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
-Authorization to act on the account (as the account owner or by legal documentation or other means).

-Account registration and address.
-Social Security or employer identification number.
-Fund name and account number, if applicable.

-Other information relating to the account.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service for any or all shareholders at any time, without notice.


GOOD ORDER

We reserve the right to reject any transaction instructions that are not in "good order." The requirements vary among types of accounts and transactions. Good order means that your instructions must include:
-The fund name and account number.
-The amount of the transaction (stated in dollars, shares, or percent). Written instructions also must include:
-Authorized signatures of all registered owners.
-Signature guarantees, if required for the type of transaction.*
-Any supporting legal documentation that may be required.
*Call Vanguard for specific signature-guarantee requirements.

FUTURE TRADE DATE REQUESTS


Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Buying Shares, Converting Shares, and Redeeming Shares. Vanguard reserves the right to return future-dated checks.


ACCOUNTS WITH MORE THAN ONE OWNER

If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.

RESPONSIBILITY FOR FRAUD


Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we send to you. It is important that you contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS

Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES

If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor.

 If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.


LOW-BALANCE ACCOUNTS

The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's fund account balance falls below the minimum initial investment. Any such conversion will be preceded by written notice to the investor.

RIGHT TO CHANGE POLICIES


In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; (2) accept initial purchases by telephone; (3) freeze any account and suspend account services when Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners or when we reasonably believe a fraudulent transaction may occur or has occurred; (4) alter, impose, discontinue, or waive any redemption fee, low-balance account fee, account maintenance fee, or other fees charged to a group of shareholders; and (5) redeem an account, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect all investors or only those in certain classes or groups. These actions will be taken when, in the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.

21

FUND AND ACCOUNT UPDATES


CONFIRMATION STATEMENTS


We will send (or provide online, whichever you prefer) a confirmation statement to verify your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send such statements if they reflect only money market checkwriting or the reinvestment of dividends or capital gains distributions. Promptly review each confirmation statement that we send to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the confirmation statement.


PORTFOLIO SUMMARIES


We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar year. Promptly review each summary that we send to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary.


TAX STATEMENTS


For most taxable accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans. These statements can be viewed online.


AVERAGE-COST REVIEW STATEMENTS

For most taxable accounts, average-cost review statements will accompany annual 1099B tax statements. These statements show the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS


We will send you (or provide online, whichever you prefer) financial reports about Vanguard Prime Money Market Fund twice a year, in April and October. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information:
-Performance assessments and comparisons with industry benchmarks.

-Reports from the advisor.
-Financial statements with detailed listings of the Fund's holdings.

 Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one report when two or more shareholders have the same last name and address. You may request individual reports by contacting our Client Services Department in writing, by telephone, or by e-mail.

CONTACTING VANGUARD


ONLINE

VANGUARD.COM
-For the most complete source of Vanguard news
-For fund, account, and service information
-For most account transactions
-For literature requests
-24 hours a day, 7 days a week

VANGUARD TELE-ACCOUNT(R)

800-662-6273
(ON-BOARD)

-For automated fund and account information
-For redemptions by check, exchange (subject to certain limitations), or wire -Toll-free, 24 hours a day, 7 days a week

INVESTOR INFORMATION

800-662-7447 (SHIP)
(Text telephone at
800-952-3335)

-For fund and service information
-For literature requests

-Business hours only: Monday-Friday, 8 a.m. to 10 p.m., Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time


CLIENT SERVICES

800-662-2739 (CREW)
(Text telephone at
800-749-7273)

-For account information
-For most account transactions

-Business hours only: Monday-Friday, 8 a.m. to 10 p.m., Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time


INSTITUTIONAL DIVISION

888-809-8102

-For information and services for large institutional investors
-Business hours only

INTERMEDIARY SALES SUPPORT

800-997-2798

-For information and services for financial intermediaries including broker-dealers, trust institutions, insurance companies, and financial advisors -Business hours only: Monday-Friday, 8:30 a.m. to 8 p.m., Eastern time

VANGUARD ADDRESSES

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

23

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBER


Please use the specific fund number when contacting us: Vanguard Prime Money Market Fund Institutional Shares--66.


































The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Vanguard Tele-Account, Tele-Account, VIPERs, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.


INVESTMENT ADVISOR
An organization that makes the day-to-day decisions regarding a fund's investments.

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS

Short-term, liquid investments (usually with a maturity of 397 days or less) that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The face value of a debt instrument or the amount of money put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interest in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                        [SHIP LOGO]
                                 [THE VANGUARD GROUP (R) LOGO]

                                      Institutional Division
                                      Post Office Box 2900
                                      Valley Forge, PA 19482-2900

FOR MORE INFORMATION

If you would like more information about Vanguard Prime Money Market Fund, the following documents are available free upon request:


ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

If you are an individual investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900


TELEPHONE:
800-662-7447 (SHIP)

TEXT TELEPHONE:
800-952-3335


If you are a client of Vanguard's
Institutional Division:

THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900


TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
800-952-3335


WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:

800-662-2739 (CREW)

TEXT TELEPHONE:
800-749-7273


INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


                                                   Fund's Investment Company Act
                                                           file number: 811-2554


                                               (C) 2005 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     I066 122005

                                     PART B

                        VANGUARD(R) MONEY MARKET RESERVES

                             VANGUARD TREASURY FUND

                            VANGUARD ADMIRAL FUNDS(R)
                (INDIVIDUALLY, A TRUST; COLLECTIVELY, THE TRUSTS)

                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 23, 2005


This Statement is not a prospectus but should be read in conjunction with the Funds' current prospectuses (dated December 23, 2005). To obtain, without charge, the prospectus or the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:

                        INVESTOR INFORMATION DEPARTMENT:
                                800-662-7447


                                TABLE OF CONTENTS


DESCRIPTION OF THE TRUSTS....................................................B-1
INVESTMENT POLICIES..........................................................B-3
INVESTMENT LIMITATIONS.......................................................B-9
SHARE PRICE.................................................................B-10
PURCHASE AND REDEMPTION OF SHARES...........................................B-11
MANAGEMENT OF THE FUNDS.....................................................B-12
INVESTMENT ADVISORY SERVICES................................................B-18
PORTFOLIO TRANSACTIONS......................................................B-19
PROXY VOTING GUIDELINES ....................................................B-20
FINANCIAL STATEMENTS........................................................B-25
APPENDIX--DESCRIPTION OF RATINGS............................................B-26


                            DESCRIPTION OF THE TRUSTS

ORGANIZATION


Vanguard Money Market Reserves was organized as Whitehall Money Market Trust in 1974 and was reorganized as a Maryland corporation in 1985. It was then reorganized as a Delaware statutory trust in May 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Money Market Reserves, Inc. Vanguard Treasury Fund was organized as a Delaware statutory trust in August 1996. Prior to its organization as a Delaware statutory trust, the Trust was known as the U.S. Treasury Portfolio of Vanguard Money Market Reserves, Inc. Vanguard Admiral Funds was organized as a Maryland corporation in 1992 and was reorganized as a Delaware statutory trust in May 1998. Each Trust is registered with the United States Securities and Exchange Commission (the SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. The Trusts currently offer the following funds (and classes thereof):

FUND**                                                  SHARE CLASSES*
----                                                    -------------
                                                    INVESTOR   INSTITUTIONAL
VANGUARD MONEY MARKET RESERVES                      --------   -------------
Vanguard Prime Money Market Fund                      Yes           Yes
Vanguard Federal Money Market Fund                    Yes           No

VANGUARD TREASURY FUND
Vanguard Treasury Money Market Fund                   Yes           No

VANGUARD ADMIRAL FUND
Vanguard Admiral (TM) Treasury Money Market Fund      Yes           No

 *Individually, a class; collectively, the classes
**Individually, a Fund; collectively, the Funds

 Each Trust has the ability to offer additional funds, which in turn may issue classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.

 Throughout this document, any references to "class" apply only to the extent a Fund issues multiple classes.

 Each Fund described in this Statement of Additional Information is a member fund. There are two types of "Vanguard funds," member funds and non-member funds. Member funds jointly own The Vanguard Group, Inc. (Vanguard), contribute to Vanguard's capital, and receive services at cost from Vanguard pursuant to a Funds' Service Agreement. Non-member funds do not contribute to Vanguard's capital, but they do receive services pursuant to special services agreements. See "Management of the Funds" for more information.

SERVICE PROVIDERS

 CUSTODIAN. The Bank of New York, One Wall Street, New York, NY 10286, serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.

 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA, 19103-7042, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm audits the Funds' annual financial statements and provides other related services.

 TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer agent and dividend-paying agent is Vanguard, 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

 RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund or share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

 SHAREHOLDER LIABILITY. Each Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss as a result of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

 DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.


 VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (1) a shareholder vote is required under the 1940 Act; (2) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; (3) the trustees determine that it is necessary or desirable to obtain a shareholder vote; or (4) a certain type of merger or consolidation, share conversion, share exchange, or sale of assets is proposed. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

 LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.

 PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.

 CONVERSION RIGHTS. The Prime Money Market Fund shareholders may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. There are no conversion rights associated with the Federal Money Market, Treasury Money Market, and Admiral Treasury Money Market Funds.

 REDEMPTION PROVISIONS. Each Fund's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

 SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

 CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

Some of the investment policies described below and in each Fund's prospectus set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

 The following policies and explanations supplement each Fund's investment objective and policies set forth in the prospectus. With respect to the different investments discussed below, a Fund may acquire such investments to the extent consistent with its investment objective and policies.

 80% POLICY. Under normal circumstances, the Treasury Money Market Fund and the Admiral Treasury Money Market Fund will invest at least 80% of their assets in U.S. Treasury securities. The Federal Money Market Fund will invest at least 80% of its assets in high-quality, short-term instruments issues by the U.S. g overnment and its agencies. In applying these 80% policies, each Fund's assets will include its net assets and any borrowings for investment purposes.

 BORROWING. A fund's ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements by the SEC and its staff, and any other regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

 Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

 The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements, engaging in mortgage-dollar-roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm-commitment and standby-commitment agreements, engaging in when-issued, delayed-delivery, or forward-commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transactions can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) maintains an offsetting financial position, (2) segregates liquid assets (with such liquidity determined by the advisor in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction, or (3) otherwise "covers" the transaction in accordance with applicable SEC guidance (collectively, "covers" the transaction). A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, segregated assets may not be available to satisfy redemptions or for other purposes.

 DEBT SECURITIES. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/ prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

 DEBT SECURITIES -- COMMERCIAL PAPER. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs, is usually sold on a discount basis, and has a maturity at the time of issuance not exceeding nine months. Commercial paper rated A-1 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

 Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a fund's investment in variable amount master demand notes, Vanguard's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

 DEBT SECURITIES -- U.S. GOVERNMENT SECURITIES. The term "U.S. Government Securities" refers to a variety of debt securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, and by various instrumentalities which have been established or sponsored by the U.S. government. The term also refers to repurchase agreements collateralized by such securities.

 U.S. Treasury securities are backed by the full faith and credit of the United States. Other types of securities issued or guaranteed by Federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. The U.S. government, however, does not guarantee the market price of any U.S. government securities. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

 Some of the U.S. government agencies that issue or guarantee securities include the Government National Mortgage Association, the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks and the Federal National Mortgage Association.

 DERIVATIVES. A derivative is a financial instrument which has a value that is based on--or "derived from"--the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward-commitment transactions (see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below), and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities, assets, or market indexes on which the derivatives are based. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns. There is no assurance that any derivatives strategy used by a fund's advisor will succeed.

 Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund's advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

 Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

 Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

 Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

 Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

 EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.


 Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, most notably income risk (and do a lesser extent, credit risk, market risk and liquidity risk). Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which a Vanguard fund invests, and will have at least the same financial strength as the domestic issuers approved for the fund.


 INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program.

 OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The 1940 Act provides an exemption from these restrictions for a fund of funds where the acquiring fund and any acquired funds are part of the same group of investment companies and comply with various conditions set forth in the Act. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the advisor), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.

 REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment advisor will monitor a fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

 RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days; (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) participation interests in loans; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the 1933 Act); and (7) securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's advisor monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the advisor's liquidity determinations. Several factors that the trustees consider in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers, and dealers that trade in the security, and the availability of information about the security's issuer.

 SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the securities lent. Any gain or loss in the market price of the securities lent that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities lent, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation.


 The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower "marks-to-market" on a daily basis); (3) the loan be made subject to termination by the fund at any time; and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The advisor will consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the lent securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.

 TAX MATTERS -- FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the IRC and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the IRC. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

 TAX MATTERS -- FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains that were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.


 TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the advisor. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.


 WHEN-ISSUED, DELAYED-DELIVERY, AND FORWARD-COMMITMENT TRANSACTIONS. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

                             INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) more than 50% of the Fund's net assets.

 BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets, and any borrowings by a Fund must comply with all applicable regulatory requirements. The Fund may borrow money through banks, reverse repurchase agreements (with the exception of the Admiral Treasury Money Market Fund), or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions.

 Each Fund may not borrow to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities. When borrowing exceeds 5% of the Fund's net assets, the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income.

 COMMODITIES. Each Fund may not invest in commodities or commodity contracts.


 DIVERSIFICATION. Each Fund may not purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States government, its agencies, or instrumentalities. A Fund may, however, invest in a single issuer as permitted by the SEC (which currently permits a money market fund to invest up to 25% of its total assets in the highest-quality securities of a single issuer for a period of up to three business days). Additionally, the Admiral Treasury Money Market Fund may not purchase more than 10% of the outstanding voting securities of any one issuer.


 ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 10% (any percentage for Admiral Treasury Money Market Fund) of its net assets would be invested in securities that are illiquid.

 INDUSTRY CONCENTRATION. Vanguard Prime Money Market Fund: The Fund may not purchase securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that: (1) the Fund will invest more than 25% of its total assets in the financial services industry; and
(2) the Fund may invest more than 25% of its total assets in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities and in certificates of deposit or banker's acceptances of domestic institutions.

 All Funds except Vanguard Prime Money Market Fund: Each Fund may not invest more than 25% of its total assets in any one industry, provided that there is no limitation with respect to investments in U.S. Treasury bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or certificates of deposit or banker's acceptances of domestic institutions.

 INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.

 INVESTMENT OBJECTIVE. The investment objective of each Fund may not be materially changed without a shareholder vote.

 LOANS. Each Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest, or through Vanguard's interfund lending program. Each Fund may also enter into repurchase agreements and lend its portfolio securities. The Prime and Federal Money Market Funds may not enter into repurchase agreements if, as a result thereof, more than 10% of the net assets of the Fund (taken at current value) would be subject to repurchase agreements maturing in more than seven days.

 MARGIN. Each Fund may not purchase securities on margin or sell securities short.

 OIL, GAS, MINERALS. Each Fund may not invest in oil, gas, or other mineral exploration or development programs.

 PLEDGING ASSETS. Each Fund may pledge, mortgage, or hypothecate its assets in an amount up to 15% (10% for the Admiral Treasury Money Market Fund) of its net assets, but only to secure borrowings for temporary or emergency purposes.

 PUTS, CALLS, WARRANTS, SPREAD OPTIONS. Each Fund may not purchase or sell put or call options or combinations thereof. The Admiral Treasury Money Market Fund may not purchase or sell warrants. The Prime, Treasury, and Federal Money Market Funds may not purchase or sell straddle or spread options.

 REAL ESTATE. Each Fund may not invest directly in real estate. The Admiral Treasury Money Market Fund may not invest in real estate investment trust securities.

 SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

 UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. A Fund will not be considered an underwriter when disposing of its investment securities.


 Compliance with the investment limitations set forth above is measured at the time the securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not consitute a violation of such restriction.


 None of these limitations prevents a Fund from having an ownership interest in Vanguard. As part owner of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.

                                  SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. NAV per share for the Prime Money Market Fund is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

 The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

 The instruments held by the Funds are valued on the basis of amortized cost.


 It is the policy of the Vanguard money market funds to attempt to maintain a net asset value of $1.00 per share for sales and redemptions. The instruments held by a money market fund are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the fund would receive if it sold the instrument. The Fund's holdings will be reviewed by the trustees, at such intervals as they may deem appropriate, to determine whether the fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the trustees. If such deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. In the event the trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of fund instruments prior to maturity to realize capital gains or losses or to shorten average fund maturity; withholding dividends; making a special capital distribution; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations.


 The use of amortized cost and the maintenance of money market fund's net asset value at $1.00 is based on its election to operate under Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities that are determined by methods approved by the trustees to present minimal credit risks and that are of high quality as determined by the requisite rating services, or in the case of an instrument not so rated, determined by methods approved by the trustees to be of comparable quality.

 Although the stable share price is not guaranteed, the NAV of Vanguard money markets funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.

 Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.

                       PURCHASE AND REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares: (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; and (3) for such other periods as the SEC may permit.


 Each Fund has filed a notice of election with the SEC to pay in cash all redemption requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.


 If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of each Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

 The Funds do not charge redemption fees, except for wire redemptions in amounts less than $5,000 (which will be subject to a charge of $5.00). Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

RIGHT TO CHANGE POLICIES


Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; (2) accept initial purchases by telephone; (3) freeze any account and suspend account services when Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners or when we reasonably believe a fraudulent transaction may occur or has occurred; (4) alter, impose, discontinue, or waive any redemption fee, low-balance account fee, account maintenance fee, or other fees charged to a group of shareholders; and (5) redeem an account, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect all investors or only those in certain classes or groups. These actions will be taken when, in the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

Each Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf (collectively, Authorized Agents). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the Fund's NAV next determined after the order is received by the Authorized Agent. If you invest with Vanguard through another firm, you should review that firm's policies relating to trading in the Vanguard funds.

                            MANAGEMENT OF THE FUNDS

VANGUARD


Each Fund is part of the Vanguard group of invesment companies, which consists of more than 130 funds. Through their jointly-owned subsidiary, Vanguard, the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.


 Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

 The funds' officers are also officers and employees of Vanguard.

 Vanguard, Vanguard Marketing Corporation, the funds' advisors, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds. The Codes also limit the ability of Vanguard employees to engage in short-term trading of Vanguard funds.


 Vanguard was established and operates under an Amended and Restated Funds' Service Agreement, which was approved by the shareholders of each of the funds. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard, and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. As of August 31, 2005, the Funds had contributed $9,109,000 to Vanguard, which represented 0.01% of each Fund's net assets and was 9.09% of Vanguard's capitalization.


 MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

 DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the funds. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies. The funds' trustees review and approve the amount to be spent annually on distribution activities, as well as the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.

 One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.

 During the fiscal years ended August 31, 2003, 2004, and 2005, the Funds incurred the following approximate amounts of Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

                                         FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                               ENDED         ENDED         ENDED
FUND                                       8/31/2003     8/31/2004     8/31/2005
----                                       ---------     ---------     ---------
Prime Money Market Fund                 $152,093,000  $131,490,000  $129,791,000
Federal Money Market Fund                 20,242,000    16,809,000    15,578,000
Treasury Money Market Fund                15,023,000    13,628,000    12,976,000
Admiral Treasury Money Market Fund        14,543,000    14,862,000    15,577,000

  During the fiscal years ended August 31, 2003, 2004, and 2005, the Funds incurred the following approximate amounts of Vanguard's expenses relating to investment advisory services.

                                         FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                               ENDED         ENDED         ENDED
FUND                                       8/31/2003     8/31/2004     8/31/2005
----                                       ---------     ---------     ---------
Prime Money Market Fund                   $7,768,000    $6,411,000    $5,547,000
Federal Money Market Fund                    973,000       772,000       620,000
Treasury Money Market Fund                   717,000       621,000       517,000
Admiral Treasury Money Market Fund         1,652,000     1,675,000     1,531,000


OFFICERS AND TRUSTEES


The officers of the Funds manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds; select investment advisors; monitor fund operations, performance, and costs; nominate and select new trustees; and elect fund officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, or death; or as otherwise specified in the Trusts' organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of Vanguard.

 The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


                                              VANGUARD
                         POSITION(S)          FUNDS' TRUSTEE/     PRINCIPAL OCCUPATION(S)                  NUMBER OF VANGUARD FUNDS
NAME, YEAR OF BIRTH      HELD WITH FUNDS      OFFICER SINCE       DURING THE PAST FIVE YEARS            OVERSEEN BY TRUSTEE/OFFICER
-------------------      ---------------      --------------      --------------------------            ---------------------------
INTERESTED TRUSTEE
John J. Brennan*         Chairman of the      May 1987            Chairman of the Board, Chief                                   133
(1954)                   Board, Chief                             Executive Officer, and Director
                         Executive Officer,                       (Trustee) of Vanguard, and each of
                         and Trustee                              the investment companies served by
                                                                  Vanguard.

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Charles D. Ellis         Trustee              January 2001        Applecore Partners (pro bono ventures in                       133
(1937)                                                            education); Senior Advisor to Greenwich
                                                                  Associates (international business strategy
                                                                  consulting); Successor Trustee of Yale
                                                                  University; Overseer of the Stern School of
                                                                  Business at New York University; Trustee of
                                                                  the Whitehead Institute for Biomedical
                                                                  Research.
*Officers of the Funds are "interested persons" as defined in the 1940 Act.

                                              VANGUARD
                         POSITION(S)          FUNDS' TRUSTEE/     PRINCIPAL OCCUPATION(S)                  NUMBER OF VANGUARD FUNDS
NAME, YEAR OF BIRTH      HELD WITH FUNDS      OFFICER SINCE       DURING THE PAST FIVE YEARS            OVERSEEN BY TRUSTEE/OFFICER
-------------------      ---------------      --------------      --------------------------            ---------------------------
Rajiv L. Gupta           Trustee              December 2001       Chairman and Chief Executive Officer                           133
(1945)                                                            of Rohm and Haas Co. (chemicals) since
                                                                  October 1999; Board Member of American Chemistry
                                                                  Council; Trustee of Drexel University and Chemical
                                                                  Heritage Foundation.
JoAnn Heffernan Heisen   Trustee              July 1998           Vice President, Chief Information Officer, and                 133
(1950)                                                            Member of the Executive Committee of
                                                                  Johnson & Johnson (pharmaceuticals/consumer
                                                                  products); Director of the University Medical
                                                                  Center at Princeton and Women's Research
                                                                  and Education Institute.
Andre F. Perold          Trustee              December 2004       George Gund Professor of Funance and                           133
(1952)                                                            Banking, Harvard Business School since
                                                                  2000; Senior Associate Dean: Director
                                                                  of Faculty Recruiting, and Chair of
                                                                  Finance Faculty, Harvard Business School:
                                                                  Director and Chairman of Unx, Inc.
                                                                  (equities trading firm) since 2003;
                                                                  Director of registered investment companies
                                                                  advised by Merrill Lynch Investment Managers
                                                                  and affiliates (1985--2004); Genbel Securities
                                                                  Limited (South African financial services firm)
                                                                  (1999--2003), Gensec Bank (1999--2003), Sanlam
                                                                  Investment Management (1999--2001), Sanlam, Ltd,
                                                                  (South African insurance company) (2001--2003),
                                                                  Stockbank, Inc. (credit card firm) (2000--2002),
                                                                  Bulldogresearch.com (investment research) (1999--
                                                                  2001); and Trustee of Commonfund (investment
                                                                  management) (1989--2001).
Alfred M. Rankin, Jr.    Trustee              January 1993        Chairman, President, Chief Executive Officer,                  133
(1941)                                                            and Director of NACCO Industries, Inc.(forklift
                                                                  trucks/housewares/lignite); Director of
                                                                  Goodrich Corporation (industrial products/
                                                                  aircraft systems and services). Director of
                                                                  Standard Products Company (supplier for
                                                                  automotive industry) until 1998.

J. Lawrence Wilson       Trustee              April 1985          Retired Chairman and Chief Executive Officer                   133
(1936)                                                            of Rohm and Haas Co. (chemicals); Director of
                                                                  Cummins Inc. (diesel engines), MeadWestvaco
                                                                  Corp. (packaging products), and Amerisource
                                                                  Bergen Corp. (pharmaceutical distribution);
                                                                  Trustee of Vanderbilt University and Culver
                                                                  Education Foundation.

-----------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
Heidi Stam*              Secretary            July 2005           Principal of Vanguard since November 1997;                     133
(1956)                                                            General Counsel of Vanguard since July 2005;
                                                                  Secretary of Vanguard, and of each of the
                                                                  investment companies served by Vanguard since
                                                                  July 2005.

Thomas J. Higgins*       Treasurer            July 1998           Principal of Vanguard; Treasurer of each of the                133
(1957)                                                            investment companies served by Vanguard since July 1998.

*Officers of the Fund are "interested persons" as defined in the 1940 Act.

 Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. During 2003 and 2004, Vanguard paid Greenwich subscription fees amounting to less than $350,000. Vanguard's subscription rates are similar to those of other subscribers.


 Board Committees: Each Fund's board has the following committees:


-Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each Fund and Vanguard. All independent trustees serve as members of the committee. The committee held two meetings during each Fund's last fiscal year.
-Compensation Committee: This committee oversees the compensation programs established by each Fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.
-Nominating Committee: This committee nominates candidates for election to Vanguard's board of directors and the board of trustees of each fund (collectively, the Vanguard boards). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.


 The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES


All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2004. As a group, the funds' trustees and officers own less than 1% of the outstanding shares of each class of each fund.

                          VANGUARD MONEY MARKET FUNDS

                                                                     AGGREGATE DOLLAR
                                                 DOLLAR RANGE OF    RANGE OF VANGUARD
                                                     FUND SHARES          FUND SHARES
FUND                                   TRUSTEE  OWNED BY TRUSTEE     OWNED BY TRUSTEE
----                                   -------  ----------------     ----------------
VANGUARD FEDERAL MONEY
MARKET FUND                    John J. Brennan              None        Over $100,000
                              Charles D. Ellis              None        Over $100,000
                                Rajiv L. Gupta              None        Over $100,000
                        JoAnn Heffernan Heisen              None        Over $100,000
                               Andre F. Perold              None        Over $100,000
                         Alfred M. Rankin, Jr.              None        Over $100,000
                            J. Lawrence Wilson     Over $100,000        Over $100,000
VANGUARD PRIME MONEY
MARKET FUND                    John J. Brennan        $1-$10,000        Over $100,000
                              Charles D. Ellis              None        Over $100,000
                                Rajiv L. Gupta              None        Over $100,000
                        JoAnn Heffernan Heisen        $1-$10,000        Over $100,000
                               Andre F. Perold        $1-$10,000        Over $100,000
                         Alfred M. Rankin, Jr.        $1-$10,000        Over $100,000
                            J. Lawrence Wilson              None        Over $100,000

                             VANGUARD TREASURY FUND


                                                                     AGGREGATE DOLLAR
                                                 DOLLAR RANGE OF    RANGE OF VANGUARD
                                                     FUND SHARES          FUND SHARES
FUND                                   TRUSTEE  OWNED BY TRUSTEE     OWNED BY TRUSTEE
----                                   -------  ----------------     ----------------
VANGUARD TREASURY
MONEY
MARKET FUND                    John J. Brennan              None        Over $100,000
                              Charles D. Ellis              None        Over $100,000
                                Rajiv L. Gupta              None        Over $100,000
                        JoAnn Heffernan Heisen              None        Over $100,000
                               Andre F. Perold              None        Over $100,000
                         Alfred M. Rankin, Jr.              None        Over $100,000
                            J. Lawrence Wilson     Over $100,000        Over $100,000

                             VANGUARD ADMIRAL FUNDS

                                                                     AGGREGATE DOLLAR
                                                 DOLLAR RANGE OF    RANGE OF VANGUARD
                                                     FUND SHARES          FUND SHARES
FUND                                   TRUSTEE  OWNED BY TRUSTEE     OWNED BY TRUSTEE
----                                   -------  ----------------     ----------------
VANGUARD ADMIRAL
TREASURY
MONEY MARKET FUND              John J. Brennan              None        Over $100,000
                              Charles D. Ellis              None        Over $100,000
                                Rajiv L. Gupta              None        Over $100,000
                        JoAnn Heffernan Heisen              None        Over $100,000
                               Andre F. Perold              None        Over $100,000
                         Alfred M. Rankin, Jr.              None        Over $100,000
                            J. Lawrence Wilson     Over $100,000        Over $100,000


TRUSTEE COMPENSATION


The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.


 INDEPENDENT TRUSTEES. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

-The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

-The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

-Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

 "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of Vanguard.

 COMPENSATION TABLE. The following tables provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the tables show the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                          VANGUARD MONEY MARKET FUNDS
                               COMPENSATION TABLE


                                                             PENSION OR
                                                             RETIREMENT      ACCRUED ANNUAL   TOTAL COMPENSATION
                                   AGGREGATE           BENEFITS ACCRUED          RETIREMENT    FROM ALL VANGUARD
                                COMPENSATION           AS PART OF THESE          BENEFIT AT           FUNDS PAID
 TRUSTEE                 FROM THESE FUNDS(1)         FUNDS' EXPENSES(1)  JANUARY 1, 2004(2)       TO TRUSTEES(3)
 -------                 -------------------         ------------------  ------------------    -----------------
John J. Brennan                         None                       None                None                 None
Charles D. Ellis                     $11,132                        N/A                 N/A             $112,700
Rajiv L. Gupta                        11,132                        N/A                 N/A              112,700
JoAnn Heffernan Heisen                11,132                       $307              $3,873              112,700
Burton G. Malkiel(4)                   9,276                        504              11,247              112,700
Andre F. Perold(5)                     7,422                        N/A                 N/A               19,200
Alfred M. Rankin, Jr.                 11,132                        371               6,067              112,700
J. Lawrence Wilson                    12,378                        391               8,393              130,000
---------
(1)The amounts shown in this column are based on the Funds' fiscal year ended August 31, 2005. Each Fund within the Trust is responsible for a proportionate share of these amounts.
(2)Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after
   10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3)The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 132 Vanguard funds (129 in the case of Mr. Malkiel) for the 2004 calendar year.
(4) Mr. Malkiel retired from the Funds' board effective June 30, 2005.
(5) Mr. Perold became a member of the board effective December 2004.


                             VANGUARD TREASURY FUND
                               COMPENSATION TABLE


                                                             PENSION OR
                                                             RETIREMENT      ACCRUED ANNUAL   TOTAL COMPENSATION
                                   AGGREGATE           BENEFITS ACCRUED          RETIREMENT    FROM ALL VANGUARD
                                COMPENSATION            AS PART OF THIS          BENEFIT AT           FUNDS PAID
 TRUSTEE                   FROM THIS FUND(1)         FUND'S EXPENSES(1)  JANUARY 1, 2004(2)       TO TRUSTEES(3)
 -------                 -------------------         ------------------  ------------------    -----------------
John J. Brennan                         None                       None                None                 None
Charles D. Ellis                      $1,101                        N/A                 N/A             $112,700
Rajiv L. Gupta                         1,101                        N/A                 N/A              112,700
JoAnn Heffernan Heisen                 1,101                        $30              $3,873              112,700
Burton G. Malkiel(4)                     917                         50              11,247              112,700
Andre F. Perold(5)                       734                        N/A                 N/A               19,200
Alfred M. Rankin, Jr.                  1,101                         37               6,067              112,700
J. Lawrence Wilson                     1,260                         38               8,393              130,000
---------
(1)The amounts shown in this column are based on the Fund's fiscal year ended August 31, 2005.
(2)Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after
   10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3)The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 132 Vanguard funds (129 in the case of Mr. Malkiel) for the 2004 calendar year.
(4) Mr. Malkiel retired from the Fund's board effective June 30, 2005.
(5) Mr. Perold became a member of the board effective December 2004.

                             VANGUARD ADMIRAL FUNDS
                               COMPENSATION TABLE


                                                             PENSION OR
                                                             RETIREMENT      ACCRUED ANNUAL   TOTAL COMPENSATION
                                   AGGREGATE           BENEFITS ACCRUED          RETIREMENT    FROM ALL VANGUARD
                                COMPENSATION            AS PART OF THIS          BENEFIT AT           FUNDS PAID
 TRUSTEE                   FROM THIS FUND(1)         FUND'S EXPENSES(1)  JANUARY 1, 2004(2)       TO TRUSTEES(3)
 -------                 -------------------         ------------------  ------------------    -----------------
John J. Brennan                         None                       None                None                 None
Charles D. Ellis                      $2,533                        N/A                 N/A             $112,700
Rajiv L. Gupta                         2,533                        N/A                 N/A              112,700
JoAnn Heffernan Heisen                 2,533                        $70              $3,873              112,700
Burton G. Malkiel(4)                   2,113                        114              11,247              112,700
Andre F. Perold(5)                     1,686                        N/A                 N/A               19,200
Alfred M. Rankin, Jr.                  2,533                         84               6,067              112,700
J. Lawrence Wilson                     2,899                         89               8,393              130,000
---------
(1)The amounts shown in this column are based on the Fund's fiscal year ended August 31, 2005.
(2)Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after
   10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
(3)The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 132 Vanguard funds (129 in the case of Mr. Malkiel) for the 2004 calendar year.
(4)Mr. Malkiel retired from the Fund's board effective June 30, 2005.
(5)Mr. Perold became a member of the board effective December 2004.

                          INVESTMENT ADVISORY SERVICES

VANGUARD

The Funds receive all investment advisory services from Vanguard, through its Fixed Income Group. These services are provided on an at-cost basis from an experienced advisory staff employed directly by Vanguard. The compensation and other expenses of the advisory staff are allocated among the funds utilizing these services.

 During the fiscal years ended August 31, 2003, 2004, and 2005, the Funds incurred the following advisory expenses:


FUND                                               2003          2004          2005
----                                               ----          ----          ----
Vanguard Admiral Treasury Money Market Fund  $1,652,000    $1,675,000    $1,531,000
Vanguard Federal Money Market Fund              973,000       772,000       620,000
Vanguard Prime Money Market Fund              7,768,000     6,441,000     5,547,000
Vanguard Treasury Money Market Fund             717,000       621,000       547,000

 The investment management staff is supervised by the senior officers of the Funds. The senior officers are directly responsible to the board of trustees of the Funds.

OTHER ACCOUNTS MANAGED

David R. Glocke managed the Admiral Treasury Money Market, Federal Money Market, Prime Money Market, and Treasury Money Market Funds, which, as of August 31, 2005, held assets of $76.1 billion. As of August 31, 2005, Mr. Glocke also managed six other registered investment companies with total assets of $26.5 billion, and one other pooled investment vehicle with total assets of $69 million.

MATERIAL CONFLICTS OF INTEREST

At Vanguard, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective trusts, or offshore funds. Vanguard manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties. Vanguard has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

DESCRIPTION OF COMPENSATION

As of August 31, 2005, a Vanguard portfolio manager's compensation generally consists of base salary, bonus, and payments under Vanguard's long-term incentive compensation program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Vanguard employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Vanguard adopted in the 1980's to restore dollar-for-dollar the benefits of management employees that had cut back solely as a result of tax law changes. These plans are structured to provide the same retirement benefits as the standard retirement plans.

 In the case of portfolio managers responsible for managing multiple Vanguard funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts. A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Vanguard Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

 A portfolio manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of the fund relative to expectations for how the fund should have performed, given its objectives and policies and the market environment during the measurement period. This performance factor is not based on the value of assets held in the fund's portfolio. For each fund, the performance factor depends on how successfully the portfolio manager maintains the credit quality of the fund, and, consequently, how the fund performs relative to the expectations described above over a one-year period. Additional factors include the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.

 Under the long-term incentive compensation program, all full-time employees receive a payment from Vanguard's long-term incentive compensation plan based on their years of service, job level, and, if applicable, management responsibilities. Each year, Vanguard's independent directors determine the amount of the long-term incentive compensation award for that year based on the investment performance of the Vanguard funds relative to competitors, and Vanguard's operating efficiencies in providing services to the Vanguard funds.

OWNERSHIP OF SECURITIES

Vanguard employees, including portfolio managers, allocate their investments among the various Vanguard funds based on their own individual investment needs and goals. Vanguard employees as a group invest a sizeable portion of their personal assets in Vanguard funds. As of October 31, 2005, Vanguard employees collectively invested $1.39 billion in Vanguard funds. John J. Brennan, Chairman and Chief Executive Officer of Vanguard and the Vanguard funds, and George U. Sauter, Managing Director and Chief Investment Officer, invest substantially all of their personal financial assets in Vanguard funds.

 As of August 31, 2005, Mr. Glocke owned shares of the Federal Money Market Fund in the $$0-$100,000 range. Except as noted in the previous sentence, as of August 31, 2005, the portfolio manager did not own any shares of the Money Market Funds.

                             PORTFOLIO TRANSACTIONS

The advisor to the Funds, Vanguard Fixed Income Group, is authorized under its Management and Distribution Agreement with the Funds (with the approval of the Funds' board of trustees) to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. The advisor has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

 The types of securities in which the Funds invest are generally purchased and sold through principal transactions, meaning that the Funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Explicit brokerage commissions are not paid on these transactions, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices). When a Fund purchases a newly issued security at a fixed price, the advisor may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund's management expenses.

 The advisor chooses brokers or dealers to handle the purchase and sale of the Funds' securities, and is responsible for obtaining the best available price and most favorable execution for all transactions. As previously explained, the types of securities that the Funds purchase do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the advisor will evaluate their reasonableness by considering: (1) historical commission rates; (2) rates which other institutional investors are paying, based upon publicly available information; (3) rates quoted by brokers and dealers; (4) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (5) the complexity of a particular transaction in terms of both execution and settlement; (6) the level and type of business done with a particular firm over a period of time; and (7) the extent to which the broker or dealer has capital at risk in the transaction. Brokerage transactions are placed with brokers deemed most capable of providing favorable terms; if more than one broker can offer such terms, then consideration may be given to brokers who provide the staff with research and statistical information. The advisor is required to seek best execution of all transactions and is not authorized to pay a higher brokerage commission based solely on the receipt of research or other services.

 Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the advisor. If such securities are compatible with the investment policies of a Fund and one or more of the advisor's other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by the advisor and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.

 The advisor may occasionally make recommendations to other Vanguard funds or clients which result in their purchasing or selling securities simultaneously with the Funds. As a result, the demand for securities being purchased or the supply of securities being sold may increase, which could have an adverse effect on the price of those securities. It is the staff's policy not to favor one client over another in making recommendations or placing an order. If two or more clients are purchasing a given security on the same day from the same broker-dealer, such transactions may be averaged as to price.


                            PROXY VOTING GUIDELINES

The Board of Trustees (the Board) of each Vanguard fund that invests in stocks has adopted proxy voting procedures and guidelines to govern proxy voting by the fund. The Board has delegated day-to-day oversight of proxy voting to the Proxy Oversight Committee (the Committee), comprised of senior Vanguard officers and subject to the operating procedures and guidelines described below. The Committee reports directly to the Board.


 Our overarching objective in voting is simple: to support proposals and director nominees that maximize the value of a fund's investments--and those of our fund shareholders--over the long term. While our goal is simple, the proposals we receive are varied and frequently complex. The guidelines adopted by the Board provide a rigorous framework for assessing each proposal. The Board has designed the guidelines to stress Vanguard's role as a fiduciary with responsibility for evaluating each proposal on its merits, based on the particular facts and circumstances as presented. For most proxy proposals, particularly those involving corporate governance, the evaluation will result in the funds voting as a block. In some cases, however, funds may vote differently, depending upon the nature and objective of the funds, the composition of their portfolios and other factors.

 The guidelines do not permit Vanguard to delegate voting responsibility to a third party that does not serve as a fiduciary for the funds. Because many factors bear on each decision, the guidelines incorporate factors the Committee should consider in each voting decision. A fund may refrain from voting if refraining from voting would be in the fund's and its shareholders' best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, or exercising the vote results in the imposition of trading or other restrictions.

 In evaluating proxy proposals, we consider information from many sources, including the portfolio manager for the fund, management or shareholders of a company presenting a proposal, and independent proxy research services. We will give substantial weight to the recommendations of the company's board, absent guidelines or other specific facts that would support a vote against management. In all cases, however, the ultimate decision rests with the members of the Proxy Oversight Committee, who are accountable to the fund's Board.

 While serving as a framework, the following guidelines cannot contemplate all possible proposals with which a fund may be presented. In the absence of a specific guideline for a particular proposal (e.g., in the case of a transactional issue or contested proxy), the Committee will evaluate the issue and cast the fund's vote in a manner that, in the Committee's view, will maximize the value of the fund's investment.

I. THE BOARD OF DIRECTORS

A. ELECTION OF DIRECTORS


We believe that good governance starts with a majority-independent board, whose key committees are comprised entirely of independent directors. Companies should attest to the independence of directors who serve on the Compensation, Nominating, and Audit committees. In any instance in which a director is not categorically independent, the basis for the independence determination should be clearly explained in the proxy statement.


 While we will generally support the board's nominees, we will take the following factors into account in determining our vote:

FACTORS FOR APPROVAL                            FACTORS AGAINST APPROVAL
---------------------                           ------------------------
Nominated slate results in board                Nominated slate results in board
comprised of a majority of                      comprised of a majority of non-
 independent directors.                         independent directors

All members of Audit,                           Audit, Nominating, and/or
Nominating, and Compensation committees         Compensation committees include
are independent of management.                  non-independent members

                                                Incumbent board member failed to
                                                attend at least 75% of meetings
                                                in the previous year.

                                                Actions of committee(s) on which
                                                nominee serves are inconsistent
                                                with other guidelines (e.g.,
                                                excessive option grants,
                                                substantial non-audit fees, lack
                                                of board independence).

B. CONTESTED DIRECTOR ELECTIONS

In the case of contested board elections, we will evaluate the nominees' qualifications, the performance of the incumbent board, as well as the rationale behind the dissidents' campaign, to determine the outcome that we believe will maximize shareholder value.

C. CLASSIFIED BOARDS

We will generally support proposals to declassify existing boards (whether proposed by management or shareholders), and will block efforts by companies to adopt classified board structures, in which only part of the board is elected each year.

II. APPROVAL OF INDEPENDENT AUDITORS

We believe that the relationship between the company and its auditors should be limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence. We will generally support management's recommendation for the ratification of the auditor, except in instances where audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) to determine whether we believe independence has been compromised.

III. COMPENSATION ISSUES

A. STOCK-BASED COMPENSATION PLANS

We believe that appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees, and directors. Conversely, we oppose plans that substantially dilute our ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.

 An independent compensation committee should have significant latitude to deliver varied compensation to motivate the company's employees. However, we will evaluate compensation proposals in the context of several factors (a company's industry, market capitalization, competitors for talent, etc.) to determine whether a particular plan or proposal balances the perspectives of employees and the company's other shareholders. We will evaluate each proposal on a case-by-case basis, taking all material facts and circumstances into account.

  The following factors will be among those considered in evaluating these proposals.


FACTORS FOR APPROVAL                                          FACTORS AGAINST APPROVAL
---------------------                                         ------------------------
Company requires senior executives to hold a minimum          Total potential dilution (including all stock-based plans) exceeds 15%
amount of company stock (frequently expressed as a multiple   of share outstanding.
of salary).

Company requires stock acquired through option exercise to    Annual option grants have exceeded 2% of shares outstanding.
be held for a certain period of time.

Compensation program includes performance-vesting             Plan permits repricing or replacement of options without shareholder
awards, indexed options or other performance-linked grants.   approval.

Concentration of option grants to senior executives is        Plan provides for the issuance of reload options.
cash in delivering market-competitive total pay.
                                                              Plan contains automatic share replenishment (evergreen) feature.


B. BONUS PLANS

Bonus plans, which must be periodically submitted for shareholder approval to qualify for deductibility under Section 162(m) of the IRC, should have clearly defined performance criteria and maximum awards expressed in dollars. Bonus plans with awards that are excessive, in both absolute terms and relative to a comparative group, generally will not be supported.

C. EMPLOYEE STOCK PURCHASE PLANS

We will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and that shares reserved under the plan comprise less than 5% of the outstanding shares.

D. EXECUTIVE SEVERANCE AGREEMENTS (GOLDEN PARACHUTES)

While we believe that executives' incentives for continued employment should be more significant than severance benefits, there are instances--particularly in the event of a change in control--in which severance arrangements may be appropriate. Severance benefits triggered by a change in control that do not exceed three times an executive's salary and bonus may generally be approved by the compensation committee of the board without submission to shareholders. Any such arrangement under which the beneficiary receives more than three times salary and bonus--or where severance is guaranteed absent a change in control--should be submitted for shareholder approval.

IV. CORPORATE STRUCTURE AND SHAREHOLDER RIGHTS

We believe the exercise of shareholder rights, in proportion to economic ownership, to be a fundamental privilege of stock ownership that should not be unnecessarily limited. Such limits may be placed on shareholders' ability to act by corporate charter or by-law provisions, or by the adoption of certain takeover provisions. We believe that, in general, the market for corporate control should be allowed to function without undue interference from these artificial barriers.

 Our positions on a number of the most commonly presented issues in this area are as follows:

A. SHAREHOLDER RIGHTS PLANS (POISON PILLS)


A company's adoption of a so-called poison pill effectively limits a potential acquirer's ability to buy a controlling interest without the approval of the target's board of directors. Such a plan, in conjunction with other takeover defenses, may serve to entrench incumbent management and directors. However, in other cases, a poison pill may force a suitor to negotiate with the board and result in the payment of a higher acquisition premium.


 In general, we believe that shareholders should be afforded the opportunity to approve shareholder rights plans within a year of their adoption. This provides the board with the ability to put a poison pill in place for legitimate defensive purposes, subject to subsequent approval by shareholders. In evaluating the approval of proposed shareholder rights plans, we will consider the following factors:

FACTORS FOR APPROVAL                                          FACTORS AGAINST APPROVAL
--------------------                                          ------------------------
Plan is relatively short-term (3-5years).                     Plan is long term (>5 years).

Plan requires shareholder approval for renewal.               Renewal of plan is automatic or does not require shareholder approval.

Plan incorporates review by a committee of independent        Ownership trigger is less than 15%.
directors at least every three years (so-called
TIDE provisions).

Plan includes permitted bid/qualified offer feature           Classified board.
(chewable pill) that mandates shareholder vote in
certain situations.

Ownership trigger is reasonable (15-20%).                     Board with limited independence.

Highly independent, non-classified board.

B. CUMULATIVE VOTING

We are generally opposed to cumulative voting under the premise that it allows shareholders a voice in director elections that is disproportionate to their economic investment in the corporation.

C. SUPERMAJORITY VOTE REQUIREMENTS

We support shareholders' ability to approve or reject matters presented for a vote based on a simple majority. Accordingly, we will support proposals to remove supermajority requirements and oppose proposals to impose them.

D. RIGHT TO CALL MEETINGS AND ACT BY WRITTEN CONSENT

We support shareholders' right to call special meetings of the board (for good cause and with ample representation) and to act by written consent. We will generally vote for proposals to grant these rights to shareholders and against proposals to abridge them.

E. CONFIDENTIAL VOTING


We believe that the integrity of the voting process is enhanced substantially when shareholders (both institutions and individuals) can vote without fear of coercion or retribution based on their votes. We support proposals to provide confidential voting.


F. DUAL CLASSES OF STOCK


We are opposed to dual class capitalization structures that provide disparate voting rights to different groups of shareholders with similar economic investments. We will oppose the creation of separate classes with different voting rights and will support the dissolution of such classes.

V. CORPORATE AND SOCIAL POLICY ISSUES

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally believe that these are "ordinary business matters" that are primarily the responsibility of management and should be evaluated and approved solely by the corporation's board of directors. Often, proposals may address concerns with which we philosophically agree, but absent a compelling economic impact on shareholder value (e.g., proposals to require expensing of stock options), we will typically abstain from voting on these proposals. This reflects our belief that regardless of our philosophical perspective on the issue, these decisions should be the province of company management unless they have a significant, tangible impact on the value of our investment and, we don't view management as responsive to the matter.

VI. VOTING IN FOREIGN MARKETS


Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States in which the funds may invest. We will use our votes, where applicable, to advocate for improvements in governance and disclosure by our portfolio companies. We will evaluate issues presented to shareholders for our foreign holdings in the context with the guidelines described above, as well as local market standards and best practices. We will cast our votes in a manner we believe to be philosophically consistent with our guidelines, while taking into account differing practices by market. In addition, there may be instances in which we elect not to vote, as described below.


 Many foreign markets require that securities be "blocked" or reregistered to vote at a company's meeting. Absent an issue of compelling economic importance, we will generally not subject the fund to the loss of liquidity imposed by these requirements.


 The costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be substantially higher than for U.S. holdings. As such, the fund may limit its voting on foreign holdings in instances where the issues presented are unlikely to have a material impact on shareholder value.


VII. VOTING ON A FUND'S HOLDINGS OF OTHER VANGUARD FUNDS

Certain Vanguard funds (owner funds) may, from time to time, own shares of other Vanguard funds (underlying funds). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.

VIII. THE PROXY VOTING GROUP

The Board has delegated the day-to-day function of voting proxies for the funds to the Proxy Voting Group, which the Proxy Oversight Committee oversees. While most votes will be determined through Vanguard's procedures and guidelines, there may be circumstances when the Proxy Voting Group will refer proxy issues to the Committee for consideration. In addition, at any time, the Board has the authority to vote proxies, when, in the Board's or the Committee's discretion, such action is warranted.

 The Proxy Voting Group performs the following functions: (1) managing proxy voting vendors; (2) reconciling share positions; (3) analyzing proxy proposals using factors described in the guidelines; (4) determining and addressing potential or actual conflicts of interest that may be presented by a particular proxy; and (5) voting proxies. The Proxy Voting Group also prepares periodic and special reports to the Board, and any proposed amendments to the procedures and guidelines.

IX. THE PROXY OVERSIGHT COMMITTEE

The Board, including a majority of the independent trustees, appoints the members of the Committee who are principals of Vanguard, and who have the requisite expertise to oversee proxy voting for the Vanguard funds.

 The Committee does not include anyone whose primary duties include external client relationship management or sales. This clear separation between the proxy voting and client relationship functions is intended to eliminate any potential conflict of interest in the proxy voting process. In the unlikely event that a member of the Committee believes he or she might have a conflict of interest regarding a proxy vote, that member must recuse him or herself from the committee meeting at which the matter is addressed, and not participate in the voting decision.

 The Committee works with the Proxy Voting Group to provide reports and other guidance to the Board regarding proxy voting by the Vanguard funds. The Committee has an obligation to conduct its meetings and exercise its decision-making authority subject to the fiduciary standards of good faith, fairness and Vanguard's Code of Ethics. The Committee shall authorize proxy votes that the Committee determines, in its sole discretion, to be in the best interests of the funds' shareholders. In determining how to apply the Guidelines to a particular factual situation, the Committee may not take into account any interest that would conflict with the interest of fund shareholders in maximizing the value of their investments.

 The Board may review these procedures and guidelines and modify them from time to time. The procedures and guidelines are available on Vanguard's website at www.vanguard.com.


 You may obtain a free copy of a report that details how the funds voted the proxies relating to the portfolio securities held by the funds for the prior 12-month period ended June 30 by logging on to Vanguard's internet site, at www.vanguard.com, or the SEC's website at www.sec.gov.


                              FINANCIAL STATEMENTS


Each Fund's Financial Statements for the fiscal year ended August 31, 2005, appearing in the Funds' 2005 Annual Report to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' Annual and Semiannual Reports to Shareholders, which may be obtained without charge.

                     APPENDIX--DESCRIPTION OF BOND RATINGS

BOND RATINGS

The following are excerpts from Moody's Investors Service, Inc.'s description of its three highest preferred bond ratings

 AAA--Judged to be the best quality. They carry the smallest degree of investment risk.

 AA--Judged to be of high quality by all standards. Together with the Aaa group they make up what are generally known as high-grade bonds.

 A--Possess many favorable investment attributes and are considered as "upper-medium-grade obligations."

 Moody's also supplies numerical indicators (1, 2, and 3) to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

The following are excerpts from Standard & Poor's Corporation's description of its three highest preferred bond ratings

 AAA--Highest grade obligations. The capacity to pay interest and repay principal is extremely strong.

 AA--Also qualify as high-grade obligations. They have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in a small degree.

 A--Regarded as upper-medium-grade. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
 Standard & Poor's applies indicators "+", or "-", or no character, to its rating categories. The indicators show relative standing within the major rating categories.























                                                                   SAI030 122005

                                     PART C

                          VANGUARD MONEY MARKET FUNDS
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Declaration of Trust, filed on November 29, 2002, Post-Effective Amendment No. 61, is hereby incorporated by reference.
(b) By-Laws, filed on December 3, 2001, Post-Effective Amendment No. 60, are hereby incorporated by reference.
(c) Instruments Defining Rights of Securities Holders, Reference is made to Articles III and V of the Registrant's Declaration of Trust.
(d) Investment Advisory Contract, The Vanguard Group, Inc., provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds' Service Agreement, refer to Exhibit (h) below.
(e)    Underwriting Contracts, Not applicable.
(f) Bonus or Profit Sharing Contracts, Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information.

(g) Custodian Agreement, for The Bank of New York, filed on December 3, 2004, Post-Effective Amendment No. 65, is hereby incorporated by reference.

(h) Amended and Restated Funds' Service Agreement, filed on November 29, 2002, Post-Effective Amendment No. 61, is hereby incorporated by reference.
(i)    Legal Opinion, Not Applicable.
(j) Consent of an Independent Registered Public Accounting Firm, is filed herewith.
(k)    Omitted Financial Statement, Not Applicable.
(l)    Initial Capital Agreements, Not Applicable.
(m)    Rule 12b-1 Plan, Not Applicable.
(n)    Rule 18f-3 Plan, is filed herewith.
(o)    Reserved.

(p)    Code of Ethics, for the Vanguard Group, Inc., is filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodian, The Bank of New York, One Wall Street, New York, New York 10286.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth in the section entitled "Management of the Fund(s)" in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 16th day of December, 2005.

                                    VANGUARD MONEY MARKET RESERVES

                                   BY:_______________(signature)______________

                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


              SIGNATURE                         TITLE                          DATE
----------------------------------------------------------------------------------------
By:         /S/ JOHN J. BRENNAN        President, Chairman, Chief      December 16, 2005
   ----------------------------         Executive Officer, and Trustee
            (Heidi Stam)
          John J. Brennan*

By:         /S/CHARLES D. ELLIS        Trustee                         December 16, 2005
   ----------------------------
             (Heidi Stam)
          Charles D. Ellis*

 By:         /S/ RAJIV L. GUPTA        Trustee                         December 16, 2005
   ----------------------------
            (Heidi Stam)
            RAJIV L. GUPTA*

By:  /S/ JOANN HEFFERNAN HEISEN        Trustee                         December 16, 2005
   ----------------------------
           (Heidi Stam)
       JoAnn Heffernan Heisen*

 By:         /S/ANDRE F. PEROLD        Trustee                         December 16, 2005
     ----------------------------
             (Heidi Stam)
            ANDRE F. PEROLD*

 By:  /S/ ALFRED M. RANKIN, JR.        Trustee                         December 16, 2005
     ----------------------------
             (Heidi Stam)
        Alfred M. Rankin, Jr.*

 By:     /S/ J. LAWRENCE WILSON        Trustee                         December 16, 2005
     ----------------------------
             (Heidi Stam)
         J. Lawrence Wilson*

 By:      /S/ THOMAS J. HIGGINS        Treasurer and Principal         December 16, 2005
     ------------------------------    Financial Officer and Principal
              (Heidi Stam)             Accounting Officer
          Thomas J. Higgins*

  *By Power of Attorney. Filed on September 23, 2005, see File Number 33-19446. Incorporated by Reference.

                               INDEX TO EXHIBITS

Consent of Independent Registered Public Accounting Firm. . . . . . . .  Ex-99.J

Rule 18f-3 Plan. . . . . . . . . . . . . . . . . . . . . . . . . . . . . Ex-99.N

Code of Ethics for Vanguard. . . . . . . . . . . . . . . . . . . . . . . Ex-99.P